Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $80)	4.250%	2/15/54	85	80
Corporate Bonds (98.6%)
Communications (12.3%)
	Alphabet Inc.	0.450%	8/15/25	225	213
	Alphabet Inc.	1.998%	8/15/26	265	249
	Alphabet Inc.	0.800%	8/15/27	185	164
	Alphabet Inc.	1.100%	8/15/30	295	239
	Alphabet Inc.	1.900%	8/15/40	185	120
	Alphabet Inc.	2.050%	8/15/50	310	176
	Alphabet Inc.	2.250%	8/15/60	260	144
	America Movil SAB de CV	3.625%	4/22/29	210	195
	America Movil SAB de CV	2.875%	5/7/30	195	171
	America Movil SAB de CV	4.700%	7/21/32	140	134
	America Movil SAB de CV	6.375%	3/1/35	96	103
	America Movil SAB de CV	6.125%	3/30/40	205	212
	America Movil SAB de CV	4.375%	7/16/42	270	230
	America Movil SAB de CV	4.375%	4/22/49	265	223
	AT&T Inc.	5.539%	2/20/26	180	180
	AT&T Inc.	1.700%	3/25/26	380	356
	AT&T Inc.	3.800%	2/15/27	190	183
	AT&T Inc.	4.250%	3/1/27	290	283
	AT&T Inc.	2.300%	6/1/27	355	326
	AT&T Inc.	1.650%	2/1/28	491	434
[1]	AT&T Inc.	4.100%	2/15/28	320	308
	AT&T Inc.	4.350%	3/1/29	450	434
[1]	AT&T Inc.	4.300%	2/15/30	545	519
	AT&T Inc.	2.750%	6/1/31	460	391
	AT&T Inc.	2.250%	2/1/32	350	282
	AT&T Inc.	2.550%	12/1/33	525	414
	AT&T Inc.	5.400%	2/15/34	425	422
	AT&T Inc.	4.500%	5/15/35	385	352
	AT&T Inc.	5.250%	3/1/37	205	198
	AT&T Inc.	4.850%	3/1/39	229	209
	AT&T Inc.	3.500%	6/1/41	460	351
	AT&T Inc.	4.300%	12/15/42	165	138
	AT&T Inc.	4.350%	6/15/45	155	129
	AT&T Inc.	4.750%	5/15/46	285	248
	AT&T Inc.	5.650%	2/15/47	130	130
	AT&T Inc.	4.500%	3/9/48	265	219
	AT&T Inc.	4.550%	3/9/49	150	124
	AT&T Inc.	3.650%	6/1/51	400	282
	AT&T Inc.	3.300%	2/1/52	165	110
	AT&T Inc.	3.500%	9/15/53	1,275	862
	AT&T Inc.	3.550%	9/15/55	1,145	769
	AT&T Inc.	3.800%	12/1/57	917	638
	AT&T Inc.	3.650%	9/15/59	860	573
	AT&T Inc.	3.850%	6/1/60	240	167
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	190	185
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	155	129
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	100	72
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	90	87
	Booking Holdings Inc.	3.600%	6/1/26	235	228
	Booking Holdings Inc.	4.625%	4/13/30	210	205
	British Telecommunications plc	9.625%	12/15/30	345	419
	Charter Communications Operating LLC	4.908%	7/23/25	134	133
	Charter Communications Operating LLC	6.150%	11/10/26	205	207
	Charter Communications Operating LLC	3.750%	2/15/28	150	139
	Charter Communications Operating LLC	4.200%	3/15/28	220	207
	Charter Communications Operating LLC	2.250%	1/15/29	230	196
	Charter Communications Operating LLC	5.050%	3/30/29	285	273
	Charter Communications Operating LLC	6.100%	6/1/29	225	225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	2.800%	4/1/31	316	258
Charter Communications Operating LLC	2.300%	2/1/32	165	126
Charter Communications Operating LLC	4.400%	4/1/33	180	158
Charter Communications Operating LLC	6.650%	2/1/34	115	116
Charter Communications Operating LLC	6.550%	6/1/34	225	225
Charter Communications Operating LLC	6.384%	10/23/35	260	254
Charter Communications Operating LLC	5.375%	4/1/38	105	91
Charter Communications Operating LLC	3.500%	6/1/41	235	158
Charter Communications Operating LLC	3.500%	3/1/42	280	186
Charter Communications Operating LLC	6.484%	10/23/45	425	392
Charter Communications Operating LLC	5.375%	5/1/47	350	281
Charter Communications Operating LLC	5.750%	4/1/48	378	318
Charter Communications Operating LLC	5.125%	7/1/49	180	138
Charter Communications Operating LLC	4.800%	3/1/50	425	313
Charter Communications Operating LLC	3.700%	4/1/51	450	275
Charter Communications Operating LLC	3.900%	6/1/52	385	242
Charter Communications Operating LLC	5.250%	4/1/53	215	169
Charter Communications Operating LLC	3.850%	4/1/61	290	171
Charter Communications Operating LLC	4.400%	12/1/61	180	117
Charter Communications Operating LLC	3.950%	6/30/62	305	181
Charter Communications Operating LLC	5.500%	4/1/63	125	98
Comcast Corp.	3.375%	8/15/25	315	308
Comcast Corp.	3.950%	10/15/25	445	437
Comcast Corp.	5.250%	11/7/25	130	130
Comcast Corp.	3.150%	3/1/26	305	295
Comcast Corp.	2.350%	1/15/27	220	205
Comcast Corp.	3.300%	2/1/27	215	206
Comcast Corp.	3.300%	4/1/27	30	29
Comcast Corp.	5.350%	11/15/27	50	51
Comcast Corp.	3.150%	2/15/28	230	215
Comcast Corp.	3.550%	5/1/28	205	194
Comcast Corp.	4.150%	10/15/28	595	574
Comcast Corp.	4.550%	1/15/29	110	108
Comcast Corp.	5.100%	6/1/29	180	180
Comcast Corp.	2.650%	2/1/30	275	242
Comcast Corp.	3.400%	4/1/30	190	173
Comcast Corp.	4.250%	10/15/30	175	167
Comcast Corp.	1.950%	1/15/31	225	185
Comcast Corp.	1.500%	2/15/31	185	147
Comcast Corp.	5.500%	11/15/32	70	71
Comcast Corp.	4.250%	1/15/33	290	269
Comcast Corp.	4.650%	2/15/33	120	115
Comcast Corp.	7.050%	3/15/33	155	173
Comcast Corp.	4.800%	5/15/33	165	160
Comcast Corp.	5.300%	6/1/34	180	180
Comcast Corp.	4.200%	8/15/34	125	114
Comcast Corp.	5.650%	6/15/35	160	163
Comcast Corp.	4.400%	8/15/35	135	124
Comcast Corp.	3.200%	7/15/36	135	108
Comcast Corp.	3.900%	3/1/38	245	207
Comcast Corp.	4.600%	10/15/38	70	64
Comcast Corp.	3.250%	11/1/39	185	141
Comcast Corp.	3.750%	4/1/40	225	183
Comcast Corp.	4.600%	8/15/45	125	108
Comcast Corp.	3.400%	7/15/46	185	133
Comcast Corp.	4.000%	8/15/47	95	74
Comcast Corp.	3.969%	11/1/47	290	226
Comcast Corp.	4.000%	3/1/48	205	161
Comcast Corp.	4.700%	10/15/48	273	241
Comcast Corp.	3.999%	11/1/49	330	256
Comcast Corp.	3.450%	2/1/50	300	211
Comcast Corp.	2.800%	1/15/51	277	169
Comcast Corp.	2.887%	11/1/51	664	413
Comcast Corp.	2.450%	8/15/52	360	201
Comcast Corp.	4.049%	11/1/52	180	139
Comcast Corp.	5.350%	5/15/53	310	295
Comcast Corp.	5.650%	6/1/54	225	223
Comcast Corp.	2.937%	11/1/56	757	455
Comcast Corp.	4.950%	10/15/58	265	236
Comcast Corp.	2.650%	8/15/62	245	133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	2.987%	11/1/63	538	314
Comcast Corp.	5.500%	5/15/64	220	210
Deutsche Telekom International Finance BV	8.750%	6/15/30	505	589
Discovery Communications LLC	3.950%	3/20/28	285	267
Discovery Communications LLC	4.125%	5/15/29	200	184
Discovery Communications LLC	3.625%	5/15/30	225	198
Discovery Communications LLC	5.200%	9/20/47	220	178
Discovery Communications LLC	5.300%	5/15/49	220	178
Discovery Communications LLC	4.650%	5/15/50	215	159
Discovery Communications LLC	4.000%	9/15/55	210	133
Electronic Arts Inc.	1.850%	2/15/31	100	81
Electronic Arts Inc.	2.950%	2/15/51	130	83
Expedia Group Inc.	3.800%	2/15/28	185	175
Expedia Group Inc.	3.250%	2/15/30	210	188
Fox Corp.	4.709%	1/25/29	305	298
Fox Corp.	6.500%	10/13/33	216	226
Fox Corp.	5.476%	1/25/39	215	203
Fox Corp.	5.576%	1/25/49	208	190
Grupo Televisa SAB	5.000%	5/13/45	110	91
Grupo Televisa SAB	6.125%	1/31/46	160	154
Meta Platforms Inc.	3.500%	8/15/27	347	333
Meta Platforms Inc.	4.600%	5/15/28	180	179
Meta Platforms Inc.	4.800%	5/15/30	265	264
Meta Platforms Inc.	3.850%	8/15/32	540	499
Meta Platforms Inc.	4.950%	5/15/33	275	275
Meta Platforms Inc.	4.450%	8/15/52	380	324
Meta Platforms Inc.	5.600%	5/15/53	365	370
Meta Platforms Inc.	4.650%	8/15/62	220	188
Meta Platforms Inc.	5.750%	5/15/63	305	312
Netflix Inc.	4.375%	11/15/26	175	172
Netflix Inc.	4.875%	4/15/28	205	203
Netflix Inc.	5.875%	11/15/28	315	324
Netflix Inc.	6.375%	5/15/29	100	105
Omnicom Group Inc.	3.600%	4/15/26	140	136
Omnicom Group Inc.	2.600%	8/1/31	135	113
Orange SA	9.000%	3/1/31	364	435
Orange SA	5.375%	1/13/42	160	154
Orange SA	5.500%	2/6/44	135	132
Paramount Global	7.875%	7/30/30	115	120
Paramount Global	4.950%	1/15/31	400	358
Paramount Global	4.200%	5/19/32	245	204
Paramount Global	6.875%	4/30/36	165	158
Paramount Global	4.375%	3/15/43	135	92
Paramount Global	5.850%	9/1/43	125	102
Paramount Global	4.950%	5/19/50	160	115
Rogers Communications Inc.	3.200%	3/15/27	185	175
Rogers Communications Inc.	5.000%	2/15/29	85	84
Rogers Communications Inc.	3.800%	3/15/32	345	306
Rogers Communications Inc.	5.300%	2/15/34	200	195
Rogers Communications Inc.	5.000%	3/15/44	145	130
Rogers Communications Inc.	4.300%	2/15/48	135	106
Rogers Communications Inc.	4.350%	5/1/49	170	135
Rogers Communications Inc.	3.700%	11/15/49	185	131
Rogers Communications Inc.	4.550%	3/15/52	290	236
Sprint Capital Corp.	6.875%	11/15/28	325	344
Sprint Capital Corp.	8.750%	3/15/32	325	389
Sprint LLC	7.625%	3/1/26	210	216
Telefonica Emisiones SA	4.103%	3/8/27	315	305
Telefonica Emisiones SA	7.045%	6/20/36	235	255
Telefonica Emisiones SA	5.213%	3/8/47	375	334
Telefonica Emisiones SA	4.895%	3/6/48	145	123
Telefonica Emisiones SA	5.520%	3/1/49	230	213
Telefonica Europe BV	8.250%	9/15/30	230	260
TELUS Corp.	3.400%	5/13/32	170	147
TELUS Corp.	4.600%	11/16/48	75	63
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	221
Time Warner Cable LLC	6.550%	5/1/37	275	260
Time Warner Cable LLC	7.300%	7/1/38	165	167
Time Warner Cable LLC	6.750%	6/15/39	175	169
Time Warner Cable LLC	5.875%	11/15/40	200	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	5.500%	9/1/41	185	154
	Time Warner Cable LLC	4.500%	9/15/42	235	172
	T-Mobile USA Inc.	1.500%	2/15/26	270	253
	T-Mobile USA Inc.	2.250%	2/15/26	256	242
	T-Mobile USA Inc.	2.625%	4/15/26	155	147
	T-Mobile USA Inc.	3.750%	4/15/27	525	503
	T-Mobile USA Inc.	4.750%	2/1/28	210	206
	T-Mobile USA Inc.	2.050%	2/15/28	300	268
	T-Mobile USA Inc.	4.950%	3/15/28	145	143
	T-Mobile USA Inc.	4.800%	7/15/28	160	157
	T-Mobile USA Inc.	2.625%	2/15/29	60	53
	T-Mobile USA Inc.	3.375%	4/15/29	330	303
	T-Mobile USA Inc.	3.875%	4/15/30	880	818
	T-Mobile USA Inc.	2.550%	2/15/31	370	312
	T-Mobile USA Inc.	2.875%	2/15/31	205	177
	T-Mobile USA Inc.	3.500%	4/15/31	410	366
	T-Mobile USA Inc.	2.250%	11/15/31	200	162
	T-Mobile USA Inc.	2.700%	3/15/32	190	158
	T-Mobile USA Inc.	5.200%	1/15/33	370	364
	T-Mobile USA Inc.	5.050%	7/15/33	405	394
	T-Mobile USA Inc.	5.750%	1/15/34	180	184
	T-Mobile USA Inc.	5.150%	4/15/34	105	103
	T-Mobile USA Inc.	4.375%	4/15/40	245	213
	T-Mobile USA Inc.	3.000%	2/15/41	395	283
	T-Mobile USA Inc.	4.500%	4/15/50	450	375
	T-Mobile USA Inc.	3.300%	2/15/51	570	384
	T-Mobile USA Inc.	3.400%	10/15/52	290	197
	T-Mobile USA Inc.	5.650%	1/15/53	295	290
	T-Mobile USA Inc.	5.750%	1/15/54	140	139
	T-Mobile USA Inc.	6.000%	6/15/54	170	175
	T-Mobile USA Inc.	5.500%	1/15/55	170	163
	T-Mobile USA Inc.	3.600%	11/15/60	250	168
	T-Mobile USA Inc.	5.800%	9/15/62	100	100
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	175	170
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	124	120
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	195	182
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	115	109
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	120	100
	VeriSign Inc.	2.700%	6/15/31	125	104
	Verizon Communications Inc.	0.850%	11/20/25	310	291
	Verizon Communications Inc.	1.450%	3/20/26	254	237
	Verizon Communications Inc.	2.625%	8/15/26	270	256
	Verizon Communications Inc.	4.125%	3/16/27	590	575
	Verizon Communications Inc.	3.000%	3/22/27	90	85
	Verizon Communications Inc.	2.100%	3/22/28	380	340
	Verizon Communications Inc.	4.329%	9/21/28	590	572
	Verizon Communications Inc.	3.875%	2/8/29	145	137
	Verizon Communications Inc.	4.016%	12/3/29	620	585
	Verizon Communications Inc.	3.150%	3/22/30	340	305
	Verizon Communications Inc.	1.500%	9/18/30	130	105
	Verizon Communications Inc.	1.680%	10/30/30	320	258
	Verizon Communications Inc.	1.750%	1/20/31	323	259
	Verizon Communications Inc.	2.550%	3/21/31	507	427
	Verizon Communications Inc.	2.355%	3/15/32	597	485
	Verizon Communications Inc.	5.050%	5/9/33	300	295
	Verizon Communications Inc.	4.500%	8/10/33	270	253
	Verizon Communications Inc.	4.400%	11/1/34	252	232
	Verizon Communications Inc.	4.272%	1/15/36	100	90
	Verizon Communications Inc.	5.250%	3/16/37	200	196
	Verizon Communications Inc.	4.812%	3/15/39	205	189
	Verizon Communications Inc.	2.650%	11/20/40	440	303
	Verizon Communications Inc.	3.400%	3/22/41	755	577
	Verizon Communications Inc.	2.850%	9/3/41	190	133
	Verizon Communications Inc.	6.550%	9/15/43	140	155
	Verizon Communications Inc.	4.125%	8/15/46	145	118
	Verizon Communications Inc.	4.862%	8/21/46	320	292
	Verizon Communications Inc.	4.522%	9/15/48	210	180
	Verizon Communications Inc.	4.000%	3/22/50	215	168
	Verizon Communications Inc.	2.875%	11/20/50	300	189
	Verizon Communications Inc.	3.550%	3/22/51	585	418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.875%	3/1/52	300	227
Verizon Communications Inc.	5.500%	2/23/54	140	136
Verizon Communications Inc.	5.012%	8/21/54	175	159
Verizon Communications Inc.	2.987%	10/30/56	540	329
Verizon Communications Inc.	3.000%	11/20/60	395	236
Verizon Communications Inc.	3.700%	3/22/61	535	376
Vodafone Group plc	4.375%	5/30/28	50	49
Vodafone Group plc	6.150%	2/27/37	190	198
Vodafone Group plc	4.375%	2/19/43	180	152
Vodafone Group plc	5.250%	5/30/48	185	172
Vodafone Group plc	4.875%	6/19/49	305	265
Vodafone Group plc	4.250%	9/17/50	365	286
Walt Disney Co.	1.750%	1/13/26	232	220
Walt Disney Co.	2.200%	1/13/28	220	201
Walt Disney Co.	2.000%	9/1/29	290	250
Walt Disney Co.	3.800%	3/22/30	200	188
Walt Disney Co.	2.650%	1/13/31	290	252
Walt Disney Co.	6.200%	12/15/34	155	168
Walt Disney Co.	6.400%	12/15/35	135	147
Walt Disney Co.	6.650%	11/15/37	230	257
Walt Disney Co.	4.625%	3/23/40	145	134
Walt Disney Co.	3.500%	5/13/40	375	298
Walt Disney Co.	2.750%	9/1/49	365	231
Walt Disney Co.	4.700%	3/23/50	230	207
Walt Disney Co.	3.600%	1/13/51	415	308
Walt Disney Co.	3.800%	5/13/60	160	118
Warnermedia Holdings Inc.	6.412%	3/15/26	25	25
Warnermedia Holdings Inc.	3.755%	3/15/27	600	569
Warnermedia Holdings Inc.	4.054%	3/15/29	230	212
Warnermedia Holdings Inc.	4.279%	3/15/32	735	643
Warnermedia Holdings Inc.	5.050%	3/15/42	675	558
Warnermedia Holdings Inc.	5.141%	3/15/52	1,065	840
Warnermedia Holdings Inc.	5.391%	3/15/62	450	354
Weibo Corp.	3.375%	7/8/30	230	201
				70,653
Consumer Discretionary (7.5%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	310	292
Alibaba Group Holding Ltd.	2.125%	2/9/31	245	202
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	158
Alibaba Group Holding Ltd.	2.700%	2/9/41	210	143
Alibaba Group Holding Ltd.	4.200%	12/6/47	290	232
Alibaba Group Holding Ltd.	3.150%	2/9/51	225	145
Alibaba Group Holding Ltd.	4.400%	12/6/57	180	144
Alibaba Group Holding Ltd.	3.250%	2/9/61	90	56
Amazon.com Inc.	0.800%	6/3/25	140	134
Amazon.com Inc.	4.600%	12/1/25	260	258
Amazon.com Inc.	5.200%	12/3/25	130	130
Amazon.com Inc.	1.000%	5/12/26	420	389
Amazon.com Inc.	3.300%	4/13/27	205	196
Amazon.com Inc.	1.200%	6/3/27	305	274
Amazon.com Inc.	3.150%	8/22/27	555	526
Amazon.com Inc.	4.550%	12/1/27	325	322
Amazon.com Inc.	1.650%	5/12/28	260	231
Amazon.com Inc.	3.450%	4/13/29	215	203
Amazon.com Inc.	4.650%	12/1/29	215	214
Amazon.com Inc.	1.500%	6/3/30	390	323
Amazon.com Inc.	2.100%	5/12/31	415	347
Amazon.com Inc.	3.600%	4/13/32	335	306
Amazon.com Inc.	4.700%	12/1/32	325	320
Amazon.com Inc.	4.800%	12/5/34	200	198
Amazon.com Inc.	3.875%	8/22/37	440	386
Amazon.com Inc.	2.875%	5/12/41	265	196
Amazon.com Inc.	4.950%	12/5/44	235	228
Amazon.com Inc.	4.050%	8/22/47	555	463
Amazon.com Inc.	2.500%	6/3/50	330	200
Amazon.com Inc.	3.100%	5/12/51	440	301
Amazon.com Inc.	3.950%	4/13/52	390	313
Amazon.com Inc.	4.250%	8/22/57	453	377
Amazon.com Inc.	2.700%	6/3/60	353	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.250%	5/12/61	245	162
	Amazon.com Inc.	4.100%	4/13/62	170	136
[1]	American Honda Finance Corp.	1.200%	7/8/25	170	162
[1]	American Honda Finance Corp.	1.000%	9/10/25	160	151
[1]	American Honda Finance Corp.	5.800%	10/3/25	205	206
[1]	American Honda Finance Corp.	4.950%	1/9/26	100	100
[1]	American Honda Finance Corp.	5.250%	7/7/26	115	115
[1]	American Honda Finance Corp.	2.000%	3/24/28	160	143
[1]	American Honda Finance Corp.	5.125%	7/7/28	105	105
	American Honda Finance Corp.	5.650%	11/15/28	100	102
	American Honda Finance Corp.	4.900%	3/13/29	100	99
[1]	American Honda Finance Corp.	4.900%	1/10/34	100	97
	Aptiv plc	3.250%	3/1/32	130	112
	Aptiv plc	3.100%	12/1/51	255	157
	Aptiv plc	4.150%	5/1/52	110	82
	AutoZone Inc.	4.000%	4/15/30	205	192
	AutoZone Inc.	4.750%	8/1/32	105	100
	BorgWarner Inc.	2.650%	7/1/27	105	97
	eBay Inc.	1.400%	5/10/26	135	125
	eBay Inc.	3.600%	6/5/27	195	187
	eBay Inc.	2.700%	3/11/30	115	101
	eBay Inc.	2.600%	5/10/31	135	115
	eBay Inc.	4.000%	7/15/42	107	86
	eBay Inc.	3.650%	5/10/51	150	107
	Ford Motor Co.	4.346%	12/8/26	50	49
	Ford Motor Co.	7.450%	7/16/31	148	159
	Ford Motor Co.	3.250%	2/12/32	310	255
	Ford Motor Co.	6.100%	8/19/32	280	279
	Ford Motor Co.	4.750%	1/15/43	345	279
	Ford Motor Co.	5.291%	12/8/46	195	169
	Ford Motor Credit Co. LLC	5.125%	6/16/25	215	213
	Ford Motor Credit Co. LLC	4.134%	8/4/25	280	274
	Ford Motor Credit Co. LLC	3.375%	11/13/25	400	386
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	245	239
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	203
	Ford Motor Credit Co. LLC	6.950%	6/10/26	210	214
	Ford Motor Credit Co. LLC	4.542%	8/1/26	150	146
	Ford Motor Credit Co. LLC	2.700%	8/10/26	210	196
	Ford Motor Credit Co. LLC	4.271%	1/9/27	100	96
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	200
	Ford Motor Credit Co. LLC	5.850%	5/17/27	300	300
	Ford Motor Credit Co. LLC	4.950%	5/28/27	245	239
	Ford Motor Credit Co. LLC	4.125%	8/17/27	165	156
	Ford Motor Credit Co. LLC	3.815%	11/2/27	100	93
	Ford Motor Credit Co. LLC	7.350%	11/4/27	275	286
	Ford Motor Credit Co. LLC	2.900%	2/16/28	160	144
	Ford Motor Credit Co. LLC	6.800%	5/12/28	275	283
	Ford Motor Credit Co. LLC	6.798%	11/7/28	234	242
	Ford Motor Credit Co. LLC	2.900%	2/10/29	110	96
	Ford Motor Credit Co. LLC	5.800%	3/8/29	240	239
	Ford Motor Credit Co. LLC	5.113%	5/3/29	460	443
	Ford Motor Credit Co. LLC	7.350%	3/6/30	175	184
	Ford Motor Credit Co. LLC	7.200%	6/10/30	150	157
	Ford Motor Credit Co. LLC	4.000%	11/13/30	245	217
	Ford Motor Credit Co. LLC	6.050%	3/5/31	90	90
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	171
	Ford Motor Credit Co. LLC	7.122%	11/7/33	205	216
	Ford Motor Credit Co. LLC	6.125%	3/8/34	200	197
	General Motors Co.	6.125%	10/1/25	245	246
	General Motors Co.	4.200%	10/1/27	200	192
	General Motors Co.	6.800%	10/1/27	215	223
	General Motors Co.	5.000%	10/1/28	130	128
	General Motors Co.	5.400%	10/15/29	170	169
	General Motors Co.	5.600%	10/15/32	185	184
	General Motors Co.	5.000%	4/1/35	95	88
	General Motors Co.	6.600%	4/1/36	205	215
	General Motors Co.	5.150%	4/1/38	155	142
	General Motors Co.	6.250%	10/2/43	175	174
	General Motors Co.	5.200%	4/1/45	200	176
	General Motors Co.	6.750%	4/1/46	145	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	5.400%	4/1/48	105	93
General Motors Co.	5.950%	4/1/49	130	125
General Motors Financial Co. Inc.	2.750%	6/20/25	75	73
General Motors Financial Co. Inc.	4.300%	7/13/25	95	94
General Motors Financial Co. Inc.	6.050%	10/10/25	110	111
General Motors Financial Co. Inc.	1.250%	1/8/26	250	234
General Motors Financial Co. Inc.	5.250%	3/1/26	215	214
General Motors Financial Co. Inc.	5.400%	4/6/26	230	229
General Motors Financial Co. Inc.	1.500%	6/10/26	330	305
General Motors Financial Co. Inc.	4.000%	10/6/26	150	145
General Motors Financial Co. Inc.	4.350%	1/17/27	105	102
General Motors Financial Co. Inc.	2.350%	2/26/27	50	46
General Motors Financial Co. Inc.	5.000%	4/9/27	170	168
General Motors Financial Co. Inc.	5.400%	5/8/27	230	230
General Motors Financial Co. Inc.	2.700%	8/20/27	135	124
General Motors Financial Co. Inc.	6.000%	1/9/28	210	213
General Motors Financial Co. Inc.	2.400%	4/10/28	155	138
General Motors Financial Co. Inc.	5.800%	6/23/28	205	207
General Motors Financial Co. Inc.	2.400%	10/15/28	155	136
General Motors Financial Co. Inc.	5.800%	1/7/29	225	227
General Motors Financial Co. Inc.	4.300%	4/6/29	155	147
General Motors Financial Co. Inc.	5.550%	7/15/29	210	209
General Motors Financial Co. Inc.	5.850%	4/6/30	130	131
General Motors Financial Co. Inc.	3.600%	6/21/30	100	89
General Motors Financial Co. Inc.	2.350%	1/8/31	140	114
General Motors Financial Co. Inc.	5.750%	2/8/31	60	60
General Motors Financial Co. Inc.	2.700%	6/10/31	145	119
General Motors Financial Co. Inc.	3.100%	1/12/32	170	142
General Motors Financial Co. Inc.	6.400%	1/9/33	235	243
General Motors Financial Co. Inc.	6.100%	1/7/34	265	267
General Motors Financial Co. Inc.	5.950%	4/4/34	200	199
Hasbro Inc.	3.900%	11/19/29	150	137
Home Depot Inc.	3.350%	9/15/25	125	122
Home Depot Inc.	4.000%	9/15/25	140	138
Home Depot Inc.	3.000%	4/1/26	185	178
Home Depot Inc.	2.125%	9/15/26	40	38
Home Depot Inc.	4.950%	9/30/26	100	100
Home Depot Inc.	2.500%	4/15/27	105	98
Home Depot Inc.	2.875%	4/15/27	140	132
Home Depot Inc.	2.800%	9/14/27	120	112
Home Depot Inc.	1.500%	9/15/28	195	170
Home Depot Inc.	3.900%	12/6/28	115	111
Home Depot Inc.	4.900%	4/15/29	60	60
Home Depot Inc.	2.950%	6/15/29	260	237
Home Depot Inc.	2.700%	4/15/30	180	159
Home Depot Inc.	1.375%	3/15/31	170	134
Home Depot Inc.	1.875%	9/15/31	240	194
Home Depot Inc.	3.250%	4/15/32	195	172
Home Depot Inc.	4.500%	9/15/32	200	193
Home Depot Inc.	5.875%	12/16/36	398	419
Home Depot Inc.	3.300%	4/15/40	261	203
Home Depot Inc.	5.950%	4/1/41	185	195
Home Depot Inc.	4.200%	4/1/43	115	97
Home Depot Inc.	4.875%	2/15/44	150	138
Home Depot Inc.	4.400%	3/15/45	115	99
Home Depot Inc.	4.250%	4/1/46	225	188
Home Depot Inc.	3.900%	6/15/47	210	165
Home Depot Inc.	4.500%	12/6/48	230	198
Home Depot Inc.	3.125%	12/15/49	160	108
Home Depot Inc.	3.350%	4/15/50	265	186
Home Depot Inc.	2.375%	3/15/51	135	77
Home Depot Inc.	2.750%	9/15/51	130	80
Home Depot Inc.	3.625%	4/15/52	310	227
Home Depot Inc.	4.950%	9/15/52	145	133
Home Depot Inc.	3.500%	9/15/56	210	148
Honda Motor Co. Ltd.	2.534%	3/10/27	120	112
Honda Motor Co. Ltd.	2.967%	3/10/32	105	92
Lennar Corp.	4.750%	11/29/27	100	99
Lowe's Cos. Inc.	4.400%	9/8/25	265	262
Lowe's Cos. Inc.	3.375%	9/15/25	135	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.800%	4/1/26	80	79
	Lowe's Cos. Inc.	2.500%	4/15/26	195	186
	Lowe's Cos. Inc.	3.350%	4/1/27	50	48
	Lowe's Cos. Inc.	3.100%	5/3/27	265	251
	Lowe's Cos. Inc.	1.300%	4/15/28	135	117
	Lowe's Cos. Inc.	1.700%	9/15/28	195	170
	Lowe's Cos. Inc.	3.650%	4/5/29	231	216
	Lowe's Cos. Inc.	4.500%	4/15/30	230	223
	Lowe's Cos. Inc.	1.700%	10/15/30	195	158
	Lowe's Cos. Inc.	2.625%	4/1/31	210	178
	Lowe's Cos. Inc.	3.750%	4/1/32	225	203
	Lowe's Cos. Inc.	5.000%	4/15/33	170	167
	Lowe's Cos. Inc.	5.150%	7/1/33	170	168
	Lowe's Cos. Inc.	2.800%	9/15/41	140	96
	Lowe's Cos. Inc.	3.700%	4/15/46	180	133
	Lowe's Cos. Inc.	4.050%	5/3/47	250	194
	Lowe's Cos. Inc.	3.000%	10/15/50	300	187
	Lowe's Cos. Inc.	4.250%	4/1/52	195	153
	Lowe's Cos. Inc.	5.625%	4/15/53	235	227
	Lowe's Cos. Inc.	4.450%	4/1/62	175	136
	Lowe's Cos. Inc.	5.800%	9/15/62	160	155
	Magna International Inc.	2.450%	6/15/30	115	98
[1]	Marriott International Inc.	3.125%	6/15/26	105	100
	Marriott International Inc.	5.000%	10/15/27	150	149
	Marriott International Inc.	4.900%	4/15/29	100	98
	Marriott International Inc.	4.875%	5/15/29	50	49
[1]	Marriott International Inc.	4.625%	6/15/30	170	164
[1]	Marriott International Inc.	2.850%	4/15/31	170	144
[1]	Marriott International Inc.	3.500%	10/15/32	195	168
	Marriott International Inc.	5.300%	5/15/34	100	98
[1]	McDonald's Corp.	3.300%	7/1/25	138	135
[1]	McDonald's Corp.	3.700%	1/30/26	250	244
[1]	McDonald's Corp.	3.500%	3/1/27	135	130
[1]	McDonald's Corp.	3.500%	7/1/27	195	186
[1]	McDonald's Corp.	3.800%	4/1/28	190	182
[1]	McDonald's Corp.	2.625%	9/1/29	154	137
[1]	McDonald's Corp.	2.125%	3/1/30	60	51
[1]	McDonald's Corp.	3.600%	7/1/30	105	97
[1]	McDonald's Corp.	4.600%	9/9/32	85	82
[1]	McDonald's Corp.	4.700%	12/9/35	190	179
[1]	McDonald's Corp.	6.300%	10/15/37	205	219
[1]	McDonald's Corp.	6.300%	3/1/38	170	182
[1]	McDonald's Corp.	4.875%	12/9/45	195	176
[1]	McDonald's Corp.	4.450%	3/1/47	150	126
[1]	McDonald's Corp.	4.450%	9/1/48	122	103
[1]	McDonald's Corp.	3.625%	9/1/49	275	200
[1]	McDonald's Corp.	4.200%	4/1/50	100	80
[1]	McDonald's Corp.	5.150%	9/9/52	160	148
	McDonald's Corp.	5.450%	8/14/53	80	78
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	240	286
	NIKE Inc.	2.375%	11/1/26	190	179
	NIKE Inc.	2.750%	3/27/27	194	183
	NIKE Inc.	2.850%	3/27/30	215	193
	NIKE Inc.	3.250%	3/27/40	140	109
	NIKE Inc.	3.875%	11/1/45	175	141
	NIKE Inc.	3.375%	3/27/50	253	183
	NVR Inc.	3.000%	5/15/30	117	103
	O'Reilly Automotive Inc.	5.750%	11/20/26	100	101
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	152
	O'Reilly Automotive Inc.	4.700%	6/15/32	120	115
	Owens Corning	5.700%	6/15/34	120	121
	Ralph Lauren Corp.	2.950%	6/15/30	180	159
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	106
	Stanley Black & Decker Inc.	2.750%	11/15/50	150	86
	Starbucks Corp.	3.800%	8/15/25	170	167
	Starbucks Corp.	4.750%	2/15/26	90	89
	Starbucks Corp.	4.000%	11/15/28	130	125
	Starbucks Corp.	3.550%	8/15/29	160	149
	Starbucks Corp.	2.250%	3/12/30	95	81
	Starbucks Corp.	2.550%	11/15/30	210	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.000%	2/14/32	175	151
	Starbucks Corp.	4.500%	11/15/48	130	108
	Starbucks Corp.	4.450%	8/15/49	165	136
	Starbucks Corp.	3.500%	11/15/50	185	130
	Tapestry Inc.	7.000%	11/27/26	125	128
	Tapestry Inc.	7.350%	11/27/28	155	161
	Tapestry Inc.	7.700%	11/27/30	130	136
	Tapestry Inc.	7.850%	11/27/33	185	195
	TJX Cos. Inc.	2.250%	9/15/26	165	155
	Tractor Supply Co.	5.250%	5/15/33	85	84
	VF Corp.	2.950%	4/23/30	85	69
					43,138
Consumer Staples (3.7%)
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	175	149
	Campbell Soup Co.	4.150%	3/15/28	225	217
	Campbell Soup Co.	5.400%	3/21/34	100	99
	Coca-Cola Co.	3.375%	3/25/27	155	149
	Coca-Cola Co.	1.450%	6/1/27	250	227
	Coca-Cola Co.	1.500%	3/5/28	220	196
	Coca-Cola Co.	1.000%	3/15/28	270	235
	Coca-Cola Co.	2.125%	9/6/29	190	167
	Coca-Cola Co.	3.450%	3/25/30	175	162
	Coca-Cola Co.	1.650%	6/1/30	120	100
	Coca-Cola Co.	2.000%	3/5/31	145	121
	Coca-Cola Co.	1.375%	3/15/31	250	199
	Coca-Cola Co.	2.250%	1/5/32	260	217
	Coca-Cola Co.	5.000%	5/13/34	50	50
	Coca-Cola Co.	2.500%	6/1/40	190	133
	Coca-Cola Co.	2.875%	5/5/41	95	70
	Coca-Cola Co.	2.600%	6/1/50	233	144
	Coca-Cola Co.	3.000%	3/5/51	175	118
	Coca-Cola Co.	2.500%	3/15/51	265	160
	Coca-Cola Co.	5.300%	5/13/54	245	242
	Coca-Cola Co.	2.750%	6/1/60	300	180
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	50	44
	Conagra Brands Inc.	4.600%	11/1/25	260	257
	Conagra Brands Inc.	1.375%	11/1/27	105	92
	Conagra Brands Inc.	4.850%	11/1/28	190	186
	Conagra Brands Inc.	5.300%	11/1/38	145	135
	Conagra Brands Inc.	5.400%	11/1/48	160	147
	Dollar General Corp.	3.500%	4/3/30	125	114
	Dollar General Corp.	5.450%	7/5/33	135	134
	Dollar Tree Inc.	4.200%	5/15/28	160	153
	Dollar Tree Inc.	2.650%	12/1/31	140	116
	General Mills Inc.	3.200%	2/10/27	35	33
	General Mills Inc.	4.200%	4/17/28	254	246
	General Mills Inc.	2.875%	4/15/30	135	119
	General Mills Inc.	4.950%	3/29/33	200	194
	Haleon US Capital LLC	3.375%	3/24/27	250	238
	Haleon US Capital LLC	3.375%	3/24/29	320	295
	Haleon US Capital LLC	3.625%	3/24/32	265	236
	Haleon US Capital LLC	4.000%	3/24/52	105	83
	Hormel Foods Corp.	1.700%	6/3/28	210	185
	Hormel Foods Corp.	1.800%	6/11/30	130	108
	J M Smucker Co.	5.900%	11/15/28	60	62
	J M Smucker Co.	6.200%	11/15/33	150	157
	J M Smucker Co.	6.500%	11/15/43	90	95
	J M Smucker Co.	6.500%	11/15/53	175	187
	JBS USA Holding Lux Sarl	2.500%	1/15/27	120	111
	JBS USA Holding Lux Sarl	5.125%	2/1/28	135	133
	JBS USA Holding Lux Sarl	5.500%	1/15/30	295	289
	JBS USA Holding Lux Sarl	3.625%	1/15/32	270	232
	JBS USA Holding Lux Sarl	3.000%	5/15/32	130	106
	JBS USA Holding Lux Sarl	5.750%	4/1/33	300	296
[2]	JBS USA Holding Lux Sarl	6.750%	3/15/34	265	279
	JBS USA Holding Lux Sarl	4.375%	2/2/52	85	63
	JBS USA Holding Lux Sarl	6.500%	12/1/52	185	185
[2]	JBS USA Holding Lux Sarl	7.250%	11/15/53	145	158
	Kellanova	3.250%	4/1/26	140	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenvue Inc.	5.050%	3/22/28	125	125
	Kenvue Inc.	5.000%	3/22/30	35	35
	Kenvue Inc.	4.900%	3/22/33	200	197
	Kenvue Inc.	5.100%	3/22/43	95	92
	Kenvue Inc.	5.050%	3/22/53	240	225
	Kenvue Inc.	5.200%	3/22/63	140	132
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	125	125
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	152
	Keurig Dr Pepper Inc.	5.050%	3/15/29	125	124
	Keurig Dr Pepper Inc.	3.950%	4/15/29	165	156
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	85
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	111
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	52
	Keurig Dr Pepper Inc.	4.500%	4/15/52	205	171
	Kimberly-Clark Corp.	3.100%	3/26/30	165	150
	Kraft Heinz Foods Co.	3.000%	6/1/26	210	201
	Kraft Heinz Foods Co.	3.875%	5/15/27	185	179
	Kraft Heinz Foods Co.	6.875%	1/26/39	115	127
	Kraft Heinz Foods Co.	5.000%	6/4/42	190	173
	Kraft Heinz Foods Co.	5.200%	7/15/45	260	240
	Kraft Heinz Foods Co.	4.375%	6/1/46	505	414
	Kraft Heinz Foods Co.	4.875%	10/1/49	235	205
	McCormick & Co. Inc.	3.400%	8/15/27	95	90
	Mead Johnson Nutrition Co.	4.125%	11/15/25	209	206
	Mondelez International Inc.	2.625%	3/17/27	50	47
	Mondelez International Inc.	2.750%	4/13/30	97	85
	Mondelez International Inc.	3.000%	3/17/32	115	99
	Mondelez International Inc.	2.625%	9/4/50	140	84
	PepsiCo Inc.	2.850%	2/24/26	75	72
	PepsiCo Inc.	2.375%	10/6/26	80	75
	PepsiCo Inc.	3.000%	10/15/27	220	207
	PepsiCo Inc.	3.600%	2/18/28	140	134
	PepsiCo Inc.	2.750%	3/19/30	150	133
	PepsiCo Inc.	1.625%	5/1/30	140	117
	PepsiCo Inc.	1.400%	2/25/31	205	164
	PepsiCo Inc.	1.950%	10/21/31	175	143
	PepsiCo Inc.	3.900%	7/18/32	130	121
	PepsiCo Inc.	4.450%	2/15/33	130	129
	PepsiCo Inc.	2.625%	10/21/41	160	112
	PepsiCo Inc.	4.450%	4/14/46	160	141
	PepsiCo Inc.	3.450%	10/6/46	125	94
	PepsiCo Inc.	2.875%	10/15/49	150	99
	PepsiCo Inc.	3.625%	3/19/50	235	178
	PepsiCo Inc.	2.750%	10/21/51	135	85
	Pilgrim's Pride Corp.	4.250%	4/15/31	300	270
	Pilgrim's Pride Corp.	3.500%	3/1/32	215	181
	Pilgrim's Pride Corp.	6.250%	7/1/33	10	10
	Procter & Gamble Co.	0.550%	10/29/25	320	301
	Procter & Gamble Co.	1.000%	4/23/26	390	363
	Procter & Gamble Co.	2.450%	11/3/26	90	85
	Procter & Gamble Co.	1.900%	2/1/27	115	107
	Procter & Gamble Co.	2.850%	8/11/27	145	137
	Procter & Gamble Co.	3.000%	3/25/30	220	201
	Procter & Gamble Co.	1.200%	10/29/30	205	165
	Procter & Gamble Co.	1.950%	4/23/31	170	143
	Procter & Gamble Co.	2.300%	2/1/32	110	93
	Procter & Gamble Co.	4.050%	1/26/33	155	147
	Procter & Gamble Co.	4.550%	1/29/34	30	29
	Sysco Corp.	3.750%	10/1/25	35	34
	Sysco Corp.	3.300%	7/15/26	105	101
	Sysco Corp.	3.250%	7/15/27	165	156
	Sysco Corp.	5.950%	4/1/30	192	199
	Sysco Corp.	6.600%	4/1/50	200	223
	Sysco Corp.	3.150%	12/14/51	170	111
	Target Corp.	2.500%	4/15/26	115	110
	Target Corp.	1.950%	1/15/27	140	130
	Target Corp.	3.375%	4/15/29	240	225
	Target Corp.	2.350%	2/15/30	150	131
	Target Corp.	4.500%	9/15/32	75	72
	Target Corp.	4.000%	7/1/42	235	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	2.950%	1/15/52	180	116
	Target Corp.	4.800%	1/15/53	130	118
	Tyson Foods Inc.	4.000%	3/1/26	375	366
	Tyson Foods Inc.	3.550%	6/2/27	330	314
	Tyson Foods Inc.	4.350%	3/1/29	150	144
	Tyson Foods Inc.	4.550%	6/2/47	130	105
	Tyson Foods Inc.	5.100%	9/28/48	145	126
	Unilever Capital Corp.	2.900%	5/5/27	185	175
	Unilever Capital Corp.	3.500%	3/22/28	230	219
	Unilever Capital Corp.	2.125%	9/6/29	100	87
	Unilever Capital Corp.	1.750%	8/12/31	90	73
	Unilever Capital Corp.	5.900%	11/15/32	165	175
	Unilever Capital Corp.	5.000%	12/8/33	110	110
					21,074
Financials (43.4%)
[1]	Aegon Ltd.	5.500%	4/11/48	185	178
	AerCap Ireland Capital DAC	6.500%	7/15/25	210	212
	AerCap Ireland Capital DAC	1.750%	1/30/26	130	122
	AerCap Ireland Capital DAC	2.450%	10/29/26	405	377
	AerCap Ireland Capital DAC	6.100%	1/15/27	160	162
	AerCap Ireland Capital DAC	6.450%	4/15/27	240	246
	AerCap Ireland Capital DAC	3.650%	7/21/27	265	251
	AerCap Ireland Capital DAC	5.750%	6/6/28	238	240
	AerCap Ireland Capital DAC	3.000%	10/29/28	560	506
	AerCap Ireland Capital DAC	6.150%	9/30/30	145	149
	AerCap Ireland Capital DAC	3.300%	1/30/32	610	520
	AerCap Ireland Capital DAC	3.400%	10/29/33	215	179
	AerCap Ireland Capital DAC	3.850%	10/29/41	255	199
	Aflac Inc.	3.600%	4/1/30	115	106
	Air Lease Corp.	3.375%	7/1/25	140	137
[1]	Air Lease Corp.	2.875%	1/15/26	310	296
[1]	Air Lease Corp.	3.750%	6/1/26	110	106
	Air Lease Corp.	1.875%	8/15/26	140	129
	Air Lease Corp.	2.200%	1/15/27	275	253
	Air Lease Corp.	3.125%	12/1/30	110	96
[1]	Air Lease Corp.	2.875%	1/15/32	65	54
	Allstate Corp.	5.250%	3/30/33	215	213
	Ally Financial Inc.	4.750%	6/9/27	75	73
	Ally Financial Inc.	7.100%	11/15/27	105	109
	Ally Financial Inc.	2.200%	11/2/28	175	151
	Ally Financial Inc.	6.992%	6/13/29	115	119
	Ally Financial Inc.	6.848%	1/3/30	160	164
[1]	Ally Financial Inc.	8.000%	11/1/31	288	315
	American Express Co.	3.950%	8/1/25	280	275
	American Express Co.	4.200%	11/6/25	175	172
	American Express Co.	4.900%	2/13/26	170	169
	American Express Co.	4.990%	5/1/26	125	124
	American Express Co.	3.125%	5/20/26	220	211
	American Express Co.	6.338%	10/30/26	95	96
	American Express Co.	1.650%	11/4/26	185	170
	American Express Co.	2.550%	3/4/27	395	368
	American Express Co.	5.645%	4/23/27	205	206
	American Express Co.	3.300%	5/3/27	392	373
	American Express Co.	5.389%	7/28/27	160	160
	American Express Co.	5.850%	11/5/27	250	256
	American Express Co.	5.098%	2/16/28	320	318
	American Express Co.	4.050%	5/3/29	315	302
	American Express Co.	5.282%	7/27/29	236	236
	American Express Co.	5.532%	4/25/30	180	182
	American Express Co.	6.489%	10/30/31	125	133
	American Express Co.	4.989%	5/26/33	150	144
	American Express Co.	4.420%	8/3/33	130	122
	American Express Co.	5.043%	5/1/34	169	165
	American Express Co.	4.050%	12/3/42	145	122
	American International Group Inc.	5.125%	3/27/33	85	83
	American International Group Inc.	4.800%	7/10/45	100	91
	American International Group Inc.	4.750%	4/1/48	120	107
[1]	American International Group Inc.	5.750%	4/1/48	45	44
	American International Group Inc.	4.375%	6/30/50	170	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	5.150%	5/15/33	145	145
	Aon Corp.	3.750%	5/2/29	90	84
	Aon Corp.	2.800%	5/15/30	185	161
	Aon Corp.	5.350%	2/28/33	115	113
	Aon Corp.	3.900%	2/28/52	135	99
	Aon Global Ltd.	3.875%	12/15/25	254	248
	Aon North America Inc.	5.150%	3/1/29	150	149
	Aon North America Inc.	5.450%	3/1/34	270	268
	Aon North America Inc.	5.750%	3/1/54	310	305
	Apollo Global Management Inc.	5.800%	5/21/54	175	173
	Arch Capital Group Ltd.	3.635%	6/30/50	165	120
	Arthur J Gallagher & Co.	3.500%	5/20/51	200	136
	Athene Holding Ltd.	4.125%	1/12/28	180	173
	Athene Holding Ltd.	6.250%	4/1/54	175	176
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	250	250
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	245	246
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	180	176
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	95	95
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	280	279
	AXA SA	8.600%	12/15/30	85	99
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	175	165
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	75	75
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	160	163
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	200	200
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	120	132
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	115	115
	Banco Santander SA	5.147%	8/18/25	275	273
	Banco Santander SA	5.179%	11/19/25	210	208
	Banco Santander SA	1.849%	3/25/26	195	182
	Banco Santander SA	4.250%	4/11/27	255	246
	Banco Santander SA	5.294%	8/18/27	390	387
	Banco Santander SA	1.722%	9/14/27	125	114
	Banco Santander SA	6.527%	11/7/27	80	82
	Banco Santander SA	3.800%	2/23/28	205	193
	Banco Santander SA	4.175%	3/24/28	185	178
	Banco Santander SA	4.379%	4/12/28	255	244
	Banco Santander SA	5.588%	8/8/28	145	146
	Banco Santander SA	6.607%	11/7/28	245	257
	Banco Santander SA	3.306%	6/27/29	160	146
	Banco Santander SA	5.538%	3/14/30	200	199
	Banco Santander SA	3.490%	5/28/30	160	143
	Banco Santander SA	2.749%	12/3/30	325	270
	Banco Santander SA	2.958%	3/25/31	165	141
	Banco Santander SA	3.225%	11/22/32	165	137
	Banco Santander SA	6.921%	8/8/33	245	258
	Banco Santander SA	6.938%	11/7/33	210	229
	Banco Santander SA	6.350%	3/14/34	200	201
[1]	Bank of America Corp.	3.875%	8/1/25	410	403
[1]	Bank of America Corp.	4.450%	3/3/26	385	378
[1]	Bank of America Corp.	3.500%	4/19/26	365	354
[1]	Bank of America Corp.	1.319%	6/19/26	468	447
[1]	Bank of America Corp.	4.827%	7/22/26	365	361
[1]	Bank of America Corp.	4.250%	10/22/26	353	344
[1]	Bank of America Corp.	1.197%	10/24/26	450	423
	Bank of America Corp.	5.080%	1/20/27	445	442
[1]	Bank of America Corp.	1.658%	3/11/27	440	411
[1]	Bank of America Corp.	3.559%	4/23/27	400	386
	Bank of America Corp.	1.734%	7/22/27	850	785
	Bank of America Corp.	5.933%	9/15/27	300	303
[1]	Bank of America Corp.	3.248%	10/21/27	449	424
[1]	Bank of America Corp.	4.183%	11/25/27	295	284
[1]	Bank of America Corp.	3.824%	1/20/28	290	279
[1]	Bank of America Corp.	2.551%	2/4/28	370	344
[1]	Bank of America Corp.	3.705%	4/24/28	235	224
	Bank of America Corp.	4.376%	4/27/28	360	350
[1]	Bank of America Corp.	3.593%	7/21/28	290	275
[1]	Bank of America Corp.	4.948%	7/22/28	450	445
	Bank of America Corp.	6.204%	11/10/28	360	370
[1]	Bank of America Corp.	3.419%	12/20/28	893	836
[1]	Bank of America Corp.	3.970%	3/5/29	285	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.202%	4/25/29	485	482
[1]	Bank of America Corp.	2.087%	6/14/29	540	476
[1]	Bank of America Corp.	4.271%	7/23/29	578	555
	Bank of America Corp.	5.819%	9/15/29	390	397
[1]	Bank of America Corp.	3.974%	2/7/30	420	396
[1]	Bank of America Corp.	3.194%	7/23/30	325	293
[1]	Bank of America Corp.	2.884%	10/22/30	335	296
[1]	Bank of America Corp.	2.496%	2/13/31	450	386
[1]	Bank of America Corp.	2.592%	4/29/31	475	407
[1]	Bank of America Corp.	1.898%	7/23/31	425	347
[1]	Bank of America Corp.	1.922%	10/24/31	330	267
[1]	Bank of America Corp.	2.651%	3/11/32	285	239
	Bank of America Corp.	2.687%	4/22/32	640	538
	Bank of America Corp.	2.299%	7/21/32	460	374
	Bank of America Corp.	2.572%	10/20/32	440	363
[1]	Bank of America Corp.	2.972%	2/4/33	490	413
	Bank of America Corp.	4.571%	4/27/33	705	662
[1]	Bank of America Corp.	5.015%	7/22/33	700	682
	Bank of America Corp.	5.288%	4/25/34	730	719
	Bank of America Corp.	5.872%	9/15/34	590	604
	Bank of America Corp.	5.468%	1/23/35	910	905
	Bank of America Corp.	2.482%	9/21/36	385	308
	Bank of America Corp.	6.110%	1/29/37	400	416
	Bank of America Corp.	3.846%	3/8/37	335	294
[1]	Bank of America Corp.	4.244%	4/24/38	340	300
	Bank of America Corp.	7.750%	5/14/38	150	179
[1]	Bank of America Corp.	4.078%	4/23/40	275	233
[1]	Bank of America Corp.	2.676%	6/19/41	750	523
[1]	Bank of America Corp.	5.875%	2/7/42	240	252
	Bank of America Corp.	3.311%	4/22/42	515	390
[1]	Bank of America Corp.	5.000%	1/21/44	325	308
[1]	Bank of America Corp.	4.443%	1/20/48	441	378
[1]	Bank of America Corp.	3.946%	1/23/49	135	107
[1]	Bank of America Corp.	4.330%	3/15/50	500	418
[1]	Bank of America Corp.	4.083%	3/20/51	770	614
[1]	Bank of America Corp.	2.831%	10/24/51	240	151
[1]	Bank of America Corp.	3.483%	3/13/52	135	97
	Bank of America Corp.	2.972%	7/21/52	365	238
	Bank of America NA	5.650%	8/18/25	415	417
	Bank of America NA	5.526%	8/18/26	380	382
[1]	Bank of America NA	6.000%	10/15/36	225	234
[1]	Bank of Montreal	3.700%	6/7/25	235	231
	Bank of Montreal	5.920%	9/25/25	115	116
	Bank of Montreal	5.300%	6/5/26	85	85
[1]	Bank of Montreal	1.250%	9/15/26	225	205
	Bank of Montreal	5.266%	12/11/26	100	100
[1]	Bank of Montreal	0.949%	1/22/27	195	181
[1]	Bank of Montreal	2.650%	3/8/27	235	220
[1]	Bank of Montreal	4.700%	9/14/27	200	197
	Bank of Montreal	5.203%	2/1/28	125	125
	Bank of Montreal	5.717%	9/25/28	175	178
[3]	Bank of Montreal	5.511%	6/4/31	115	115
[1]	Bank of Montreal	3.803%	12/15/32	170	159
	Bank of Montreal	3.088%	1/10/37	235	190
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	150	144
	Bank of New York Mellon Corp.	4.414%	7/24/26	205	203
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	85	80
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	100	93
	Bank of New York Mellon Corp.	4.947%	4/26/27	155	154
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	145	138
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	115	109
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	245	234
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	250	240
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	130	132
	Bank of New York Mellon Corp.	4.543%	2/1/29	135	132
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	170	155
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	167	174
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	140	138
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	133	124
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	205	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	76
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	107
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	170	183
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	140	138
	Bank of Nova Scotia	1.300%	6/11/25	160	153
	Bank of Nova Scotia	5.450%	6/12/25	185	185
	Bank of Nova Scotia	4.500%	12/16/25	220	216
	Bank of Nova Scotia	4.750%	2/2/26	115	114
	Bank of Nova Scotia	1.050%	3/2/26	185	172
	Bank of Nova Scotia	1.350%	6/24/26	170	157
	Bank of Nova Scotia	2.700%	8/3/26	90	85
	Bank of Nova Scotia	1.300%	9/15/26	255	233
	Bank of Nova Scotia	5.350%	12/7/26	125	125
	Bank of Nova Scotia	1.950%	2/2/27	70	64
[3]	Bank of Nova Scotia	5.400%	6/4/27	70	70
	Bank of Nova Scotia	5.250%	6/12/28	120	120
	Bank of Nova Scotia	4.850%	2/1/30	200	196
	Bank of Nova Scotia	2.450%	2/2/32	90	74
	Bank of Nova Scotia	5.650%	2/1/34	150	152
	Bank of Nova Scotia	4.588%	5/4/37	165	148
	Barclays plc	4.375%	1/12/26	385	377
[1]	Barclays plc	2.852%	5/7/26	225	219
	Barclays plc	5.200%	5/12/26	319	315
	Barclays plc	5.304%	8/9/26	210	209
	Barclays plc	7.325%	11/2/26	155	158
	Barclays plc	5.829%	5/9/27	255	255
	Barclays plc	6.496%	9/13/27	110	112
	Barclays plc	2.279%	11/24/27	255	235
	Barclays plc	4.337%	1/10/28	360	346
	Barclays plc	4.836%	5/9/28	315	304
	Barclays plc	5.501%	8/9/28	270	269
	Barclays plc	7.385%	11/2/28	190	200
[1]	Barclays plc	4.972%	5/16/29	225	220
	Barclays plc	6.490%	9/13/29	210	217
	Barclays plc	5.690%	3/12/30	40	40
[1]	Barclays plc	5.088%	6/20/30	205	197
	Barclays plc	2.645%	6/24/31	130	110
	Barclays plc	2.667%	3/10/32	235	195
	Barclays plc	2.894%	11/24/32	220	182
	Barclays plc	5.746%	8/9/33	210	209
	Barclays plc	7.437%	11/2/33	335	368
	Barclays plc	6.224%	5/9/34	260	266
	Barclays plc	7.119%	6/27/34	225	238
	Barclays plc	6.692%	9/13/34	245	260
	Barclays plc	3.564%	9/23/35	110	95
	Barclays plc	3.811%	3/10/42	125	96
	Barclays plc	3.330%	11/24/42	165	119
	Barclays plc	5.250%	8/17/45	220	210
	Barclays plc	4.950%	1/10/47	225	203
	Barclays plc	6.036%	3/12/55	215	220
	BlackRock Inc.	3.250%	4/30/29	220	204
	BlackRock Inc.	2.400%	4/30/30	183	159
	BlackRock Inc.	1.900%	1/28/31	190	157
	BlackRock Inc.	2.100%	2/25/32	130	106
	BlackRock Inc.	4.750%	5/25/33	415	405
[2]	Blue Owl Finance LLC	6.250%	4/18/34	160	161
	Brighthouse Financial Inc.	3.700%	6/22/27	80	76
	Brighthouse Financial Inc.	4.700%	6/22/47	128	99
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	260	255
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	105	106
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	124
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	225	223
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	235	207
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	160	165
	Capital One Financial Corp.	4.200%	10/29/25	195	191
	Capital One Financial Corp.	2.636%	3/3/26	165	161
	Capital One Financial Corp.	4.985%	7/24/26	185	183
	Capital One Financial Corp.	3.750%	7/28/26	175	169
	Capital One Financial Corp.	3.750%	3/9/27	200	192
	Capital One Financial Corp.	3.650%	5/11/27	210	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	7.149%	10/29/27	150	155
	Capital One Financial Corp.	1.878%	11/2/27	265	242
	Capital One Financial Corp.	3.800%	1/31/28	310	294
	Capital One Financial Corp.	4.927%	5/10/28	155	152
	Capital One Financial Corp.	5.468%	2/1/29	250	248
	Capital One Financial Corp.	6.312%	6/8/29	210	214
	Capital One Financial Corp.	5.700%	2/1/30	160	160
	Capital One Financial Corp.	3.273%	3/1/30	150	135
	Capital One Financial Corp.	5.247%	7/26/30	45	44
[1]	Capital One Financial Corp.	7.624%	10/30/31	265	290
	Capital One Financial Corp.	2.359%	7/29/32	180	140
	Capital One Financial Corp.	5.268%	5/10/33	190	183
	Capital One Financial Corp.	5.817%	2/1/34	235	232
	Capital One Financial Corp.	6.377%	6/8/34	250	256
	Capital One Financial Corp.	6.051%	2/1/35	160	161
	Charles Schwab Corp.	0.900%	3/11/26	100	92
	Charles Schwab Corp.	1.150%	5/13/26	210	194
	Charles Schwab Corp.	5.875%	8/24/26	55	56
	Charles Schwab Corp.	2.450%	3/3/27	220	204
	Charles Schwab Corp.	2.000%	3/20/28	185	165
	Charles Schwab Corp.	5.643%	5/19/29	230	232
	Charles Schwab Corp.	1.650%	3/11/31	125	100
	Charles Schwab Corp.	2.300%	5/13/31	90	75
	Charles Schwab Corp.	1.950%	12/1/31	230	183
	Charles Schwab Corp.	2.900%	3/3/32	140	119
	Charles Schwab Corp.	5.853%	5/19/34	190	193
	Charles Schwab Corp.	6.136%	8/24/34	220	228
	Chubb Corp.	6.000%	5/11/37	170	180
	Chubb INA Holdings LLC	3.350%	5/3/26	270	261
	Chubb INA Holdings LLC	1.375%	9/15/30	200	162
	Chubb INA Holdings LLC	5.000%	3/15/34	135	133
	Chubb INA Holdings LLC	4.350%	11/3/45	165	142
	Chubb INA Holdings LLC	3.050%	12/15/61	130	83
	CI Financial Corp.	3.200%	12/17/30	134	105
	Citibank NA	5.864%	9/29/25	360	362
[1]	Citibank NA	5.438%	4/30/26	250	251
[1]	Citibank NA	5.488%	12/4/26	435	437
	Citibank NA	5.803%	9/29/28	295	303
[1]	Citibank NA	5.570%	4/30/34	290	294
	Citigroup Inc.	4.400%	6/10/25	350	346
	Citigroup Inc.	5.500%	9/13/25	175	175
	Citigroup Inc.	3.700%	1/12/26	395	384
	Citigroup Inc.	4.600%	3/9/26	260	256
	Citigroup Inc.	3.400%	5/1/26	310	299
	Citigroup Inc.	5.610%	9/29/26	370	370
	Citigroup Inc.	3.200%	10/21/26	465	442
	Citigroup Inc.	4.300%	11/20/26	150	146
	Citigroup Inc.	1.122%	1/28/27	360	335
	Citigroup Inc.	1.462%	6/9/27	410	378
	Citigroup Inc.	4.450%	9/29/27	555	540
[1]	Citigroup Inc.	3.887%	1/10/28	380	366
[1]	Citigroup Inc.	3.070%	2/24/28	325	306
	Citigroup Inc.	4.658%	5/24/28	250	246
[1]	Citigroup Inc.	3.668%	7/24/28	430	409
	Citigroup Inc.	4.125%	7/25/28	310	296
[1]	Citigroup Inc.	3.520%	10/27/28	360	339
[1]	Citigroup Inc.	4.075%	4/23/29	300	287
	Citigroup Inc.	5.174%	2/13/30	360	357
[1]	Citigroup Inc.	3.980%	3/20/30	390	367
[1]	Citigroup Inc.	2.976%	11/5/30	400	355
[1]	Citigroup Inc.	2.666%	1/29/31	415	360
[1]	Citigroup Inc.	4.412%	3/31/31	535	508
[1]	Citigroup Inc.	2.572%	6/3/31	610	520
	Citigroup Inc.	2.561%	5/1/32	385	320
	Citigroup Inc.	6.625%	6/15/32	270	287
	Citigroup Inc.	2.520%	11/3/32	300	246
	Citigroup Inc.	3.057%	1/25/33	395	334
	Citigroup Inc.	3.785%	3/17/33	535	475
	Citigroup Inc.	4.910%	5/24/33	430	412
	Citigroup Inc.	6.270%	11/17/33	490	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.174%	5/25/34	475	482
	Citigroup Inc.	5.827%	2/13/35	355	350
[1]	Citigroup Inc.	3.878%	1/24/39	166	139
	Citigroup Inc.	8.125%	7/15/39	317	397
[1]	Citigroup Inc.	5.316%	3/26/41	195	189
	Citigroup Inc.	5.875%	1/30/42	155	161
	Citigroup Inc.	2.904%	11/3/42	205	144
	Citigroup Inc.	6.675%	9/13/43	110	120
	Citigroup Inc.	5.300%	5/6/44	145	137
	Citigroup Inc.	4.650%	7/30/45	65	57
	Citigroup Inc.	4.750%	5/18/46	260	228
[1]	Citigroup Inc.	4.281%	4/24/48	65	54
	Citigroup Inc.	4.650%	7/23/48	385	339
	Citizens Bank NA	4.575%	8/9/28	15	14
	Citizens Financial Group Inc.	5.841%	1/23/30	285	283
	Citizens Financial Group Inc.	3.250%	4/30/30	75	65
	Citizens Financial Group Inc.	6.645%	4/25/35	70	72
	CME Group Inc.	2.650%	3/15/32	110	94
	CME Group Inc.	5.300%	9/15/43	108	108
	Comerica Inc.	5.982%	1/30/30	175	173
	Commonwealth Bank of Australia	5.499%	9/12/25	250	251
[1]	Cooperatieve Rabobank UA	5.500%	7/18/25	20	20
	Cooperatieve Rabobank UA	4.375%	8/4/25	195	192
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	220	211
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	230	229
	Cooperatieve Rabobank UA	5.750%	12/1/43	225	224
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	182
	Corebridge Financial Inc.	3.650%	4/5/27	183	175
	Corebridge Financial Inc.	3.850%	4/5/29	150	140
	Corebridge Financial Inc.	3.900%	4/5/32	222	198
	Corebridge Financial Inc.	5.750%	1/15/34	110	111
	Corebridge Financial Inc.	4.400%	4/5/52	185	147
	Corebridge Financial Inc.	6.875%	12/15/52	150	151
	Deutsche Bank AG	1.686%	3/19/26	120	113
	Deutsche Bank AG	6.119%	7/14/26	205	205
	Deutsche Bank AG	2.129%	11/24/26	340	322
	Deutsche Bank AG	7.146%	7/13/27	180	184
	Deutsche Bank AG	2.311%	11/16/27	321	295
	Deutsche Bank AG	2.552%	1/7/28	40	37
	Deutsche Bank AG	5.706%	2/8/28	195	195
	Deutsche Bank AG	6.720%	1/18/29	290	299
	Deutsche Bank AG	6.819%	11/20/29	205	213
[1]	Deutsche Bank AG	3.547%	9/18/31	220	194
	Deutsche Bank AG	3.729%	1/14/32	150	126
	Deutsche Bank AG	3.035%	5/28/32	160	134
	Deutsche Bank AG	4.875%	12/1/32	180	168
	Deutsche Bank AG	3.742%	1/7/33	200	165
	Deutsche Bank AG	7.079%	2/10/34	230	236
[1]	Discover Bank	3.450%	7/27/26	200	191
[1]	Discover Bank	4.650%	9/13/28	165	158
	Discover Financial Services	4.100%	2/9/27	130	125
	Discover Financial Services	6.700%	11/29/32	130	136
	Discover Financial Services	7.964%	11/2/34	160	180
	Enact Holdings Inc.	6.250%	5/28/29	100	100
	Equitable Holdings Inc.	4.350%	4/20/28	332	319
	Equitable Holdings Inc.	5.000%	4/20/48	226	201
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	145	97
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	175	109
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	105	103
[2]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	140	141
	Fifth Third Bancorp	2.550%	5/5/27	125	116
	Fifth Third Bancorp	6.361%	10/27/28	215	219
	Fifth Third Bancorp	6.339%	7/27/29	120	123
	Fifth Third Bancorp	4.772%	7/28/30	170	163
	Fifth Third Bancorp	5.631%	1/29/32	200	198
	Fifth Third Bancorp	8.250%	3/1/38	120	141
[1]	Fifth Third Bank NA	3.950%	7/28/25	75	74
[1]	Fifth Third Bank NA	3.850%	3/15/26	145	140
	Franklin Resources Inc.	1.600%	10/30/30	130	105
	Global Payments Inc.	1.200%	3/1/26	140	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.800%	4/1/26	160	158
	Global Payments Inc.	2.150%	1/15/27	120	111
	Global Payments Inc.	3.200%	8/15/29	160	143
	Global Payments Inc.	2.900%	5/15/30	205	177
	Global Payments Inc.	2.900%	11/15/31	170	142
	Global Payments Inc.	5.400%	8/15/32	125	123
	Global Payments Inc.	4.150%	8/15/49	110	83
	Global Payments Inc.	5.950%	8/15/52	85	82
	Goldman Sachs Bank USA	5.414%	5/21/27	305	304
	Goldman Sachs Capital I	6.345%	2/15/34	163	168
	Goldman Sachs Group Inc.	4.250%	10/21/25	285	280
	Goldman Sachs Group Inc.	3.750%	2/25/26	352	343
	Goldman Sachs Group Inc.	5.798%	8/10/26	320	320
	Goldman Sachs Group Inc.	3.500%	11/16/26	472	451
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	365	341
	Goldman Sachs Group Inc.	5.950%	1/15/27	180	183
	Goldman Sachs Group Inc.	3.850%	1/26/27	490	473
	Goldman Sachs Group Inc.	1.431%	3/9/27	390	363
	Goldman Sachs Group Inc.	1.542%	9/10/27	385	352
	Goldman Sachs Group Inc.	1.948%	10/21/27	625	575
	Goldman Sachs Group Inc.	2.640%	2/24/28	375	348
	Goldman Sachs Group Inc.	3.615%	3/15/28	430	410
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	420	400
	Goldman Sachs Group Inc.	4.482%	8/23/28	345	336
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	500	472
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	523	501
	Goldman Sachs Group Inc.	6.484%	10/24/29	310	323
	Goldman Sachs Group Inc.	2.600%	2/7/30	370	322
	Goldman Sachs Group Inc.	3.800%	3/15/30	375	348
	Goldman Sachs Group Inc.	5.727%	4/25/30	365	370
	Goldman Sachs Group Inc.	1.992%	1/27/32	325	262
	Goldman Sachs Group Inc.	2.615%	4/22/32	615	513
	Goldman Sachs Group Inc.	2.383%	7/21/32	540	441
	Goldman Sachs Group Inc.	2.650%	10/21/32	505	418
	Goldman Sachs Group Inc.	6.125%	2/15/33	220	232
	Goldman Sachs Group Inc.	3.102%	2/24/33	665	565
	Goldman Sachs Group Inc.	6.561%	10/24/34	165	177
	Goldman Sachs Group Inc.	5.851%	4/25/35	360	368
	Goldman Sachs Group Inc.	6.750%	10/1/37	760	823
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	350	297
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	185	164
	Goldman Sachs Group Inc.	6.250%	2/1/41	435	466
	Goldman Sachs Group Inc.	3.210%	4/22/42	400	296
	Goldman Sachs Group Inc.	2.908%	7/21/42	250	177
	Goldman Sachs Group Inc.	3.436%	2/24/43	245	185
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	290	264
	Goldman Sachs Group Inc.	5.150%	5/22/45	265	251
	Goldman Sachs Group Inc.	4.750%	10/21/45	235	212
	Hartford Financial Services Group Inc.	3.600%	8/19/49	145	105
	HSBC Holdings plc	4.250%	8/18/25	270	265
	HSBC Holdings plc	4.180%	12/9/25	100	99
	HSBC Holdings plc	4.300%	3/8/26	323	317
	HSBC Holdings plc	3.900%	5/25/26	265	258
[1]	HSBC Holdings plc	2.099%	6/4/26	290	280
[1]	HSBC Holdings plc	4.292%	9/12/26	305	299
	HSBC Holdings plc	7.336%	11/3/26	275	281
	HSBC Holdings plc	4.375%	11/23/26	235	229
	HSBC Holdings plc	1.589%	5/24/27	245	227
	HSBC Holdings plc	5.887%	8/14/27	275	277
	HSBC Holdings plc	2.251%	11/22/27	267	247
[1]	HSBC Holdings plc	4.041%	3/13/28	390	375
	HSBC Holdings plc	4.755%	6/9/28	330	323
	HSBC Holdings plc	5.210%	8/11/28	260	258
[1]	HSBC Holdings plc	2.013%	9/22/28	185	165
	HSBC Holdings plc	7.390%	11/3/28	330	348
	HSBC Holdings plc	6.161%	3/9/29	505	516
[1]	HSBC Holdings plc	4.583%	6/19/29	425	410
	HSBC Holdings plc	2.206%	8/17/29	375	328
	HSBC Holdings plc	5.546%	3/4/30	45	45
	HSBC Holdings plc	4.950%	3/31/30	455	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	HSBC Holdings plc	3.973%	5/22/30	380	354
[1]	HSBC Holdings plc	2.848%	6/4/31	335	288
[1]	HSBC Holdings plc	2.357%	8/18/31	390	323
	HSBC Holdings plc	2.804%	5/24/32	490	411
	HSBC Holdings plc	2.871%	11/22/32	245	204
	HSBC Holdings plc	4.762%	3/29/33	335	310
	HSBC Holdings plc	5.402%	8/11/33	295	291
	HSBC Holdings plc	8.113%	11/3/33	305	345
	HSBC Holdings plc	6.254%	3/9/34	405	422
	HSBC Holdings plc	6.547%	6/20/34	310	320
	HSBC Holdings plc	7.399%	11/13/34	335	364
	HSBC Holdings plc	5.719%	3/4/35	215	216
	HSBC Holdings plc	6.500%	5/2/36	175	184
	HSBC Holdings plc	6.500%	9/15/37	250	262
[1]	HSBC Holdings plc	6.500%	9/15/37	135	140
	HSBC Holdings plc	6.800%	6/1/38	120	130
	HSBC Holdings plc	6.100%	1/14/42	85	91
	HSBC Holdings plc	6.332%	3/9/44	415	438
	HSBC Holdings plc	5.250%	3/14/44	352	329
	Huntington Bancshares Inc.	4.443%	8/4/28	180	174
	Huntington Bancshares Inc.	6.208%	8/21/29	229	233
	Huntington Bancshares Inc.	2.550%	2/4/30	115	98
	Huntington Bancshares Inc.	5.709%	2/2/35	160	157
	Huntington National Bank	4.552%	5/17/28	125	122
	Huntington National Bank	5.650%	1/10/30	100	100
	ING Groep NV	3.950%	3/29/27	275	265
	ING Groep NV	1.726%	4/1/27	185	173
	ING Groep NV	6.083%	9/11/27	140	141
	ING Groep NV	4.017%	3/28/28	165	159
	ING Groep NV	4.550%	10/2/28	250	243
	ING Groep NV	4.050%	4/9/29	70	66
	ING Groep NV	5.335%	3/19/30	200	198
	ING Groep NV	2.727%	4/1/32	195	164
	ING Groep NV	4.252%	3/28/33	70	65
	ING Groep NV	6.114%	9/11/34	300	309
	ING Groep NV	5.550%	3/19/35	225	223
	Intercontinental Exchange Inc.	3.750%	12/1/25	210	205
	Intercontinental Exchange Inc.	4.000%	9/15/27	255	246
	Intercontinental Exchange Inc.	4.350%	6/15/29	135	130
	Intercontinental Exchange Inc.	2.100%	6/15/30	340	286
	Intercontinental Exchange Inc.	1.850%	9/15/32	270	208
	Intercontinental Exchange Inc.	4.600%	3/15/33	220	209
	Intercontinental Exchange Inc.	2.650%	9/15/40	160	112
	Intercontinental Exchange Inc.	4.250%	9/21/48	210	173
	Intercontinental Exchange Inc.	3.000%	6/15/50	252	164
	Intercontinental Exchange Inc.	4.950%	6/15/52	200	183
	Intercontinental Exchange Inc.	3.000%	9/15/60	295	178
	Intercontinental Exchange Inc.	5.200%	6/15/62	190	178
	JPMorgan Chase & Co.	3.900%	7/15/25	565	556
	JPMorgan Chase & Co.	3.300%	4/1/26	380	367
	JPMorgan Chase & Co.	3.200%	6/15/26	285	274
	JPMorgan Chase & Co.	2.950%	10/1/26	415	395
	JPMorgan Chase & Co.	1.045%	11/19/26	460	431
	JPMorgan Chase & Co.	4.125%	12/15/26	335	326
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	355	346
	JPMorgan Chase & Co.	1.040%	2/4/27	270	251
	JPMorgan Chase & Co.	1.578%	4/22/27	495	460
	JPMorgan Chase & Co.	1.470%	9/22/27	390	357
	JPMorgan Chase & Co.	4.250%	10/1/27	290	283
	JPMorgan Chase & Co.	6.070%	10/22/27	260	264
	JPMorgan Chase & Co.	3.625%	12/1/27	275	262
	JPMorgan Chase & Co.	5.040%	1/23/28	290	287
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	390	375
	JPMorgan Chase & Co.	2.947%	2/24/28	150	141
	JPMorgan Chase & Co.	5.571%	4/22/28	370	372
	JPMorgan Chase & Co.	4.323%	4/26/28	435	423
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	405	385
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	250	228
	JPMorgan Chase & Co.	4.851%	7/25/28	510	503
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	465	438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	325	310
	JPMorgan Chase & Co.	2.069%	6/1/29	280	247
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	335	321
	JPMorgan Chase & Co.	5.299%	7/24/29	350	349
	JPMorgan Chase & Co.	6.087%	10/23/29	345	355
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	370	358
	JPMorgan Chase & Co.	5.012%	1/23/30	345	340
	JPMorgan Chase & Co.	5.581%	4/22/30	410	414
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	350	325
	JPMorgan Chase & Co.	4.565%	6/14/30	290	280
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	485	427
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	460	442
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	415	356
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	485	421
	JPMorgan Chase & Co.	1.764%	11/19/31	290	234
	JPMorgan Chase & Co.	1.953%	2/4/32	475	384
	JPMorgan Chase & Co.	2.580%	4/22/32	515	433
	JPMorgan Chase & Co.	2.545%	11/8/32	415	343
	JPMorgan Chase & Co.	2.963%	1/25/33	480	407
	JPMorgan Chase & Co.	4.586%	4/26/33	320	303
	JPMorgan Chase & Co.	4.912%	7/25/33	640	620
	JPMorgan Chase & Co.	5.717%	9/14/33	500	505
	JPMorgan Chase & Co.	5.350%	6/1/34	660	655
	JPMorgan Chase & Co.	6.254%	10/23/34	470	496
	JPMorgan Chase & Co.	5.336%	1/23/35	460	455
	JPMorgan Chase & Co.	5.766%	4/22/35	530	542
	JPMorgan Chase & Co.	6.400%	5/15/38	412	456
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	440	376
	JPMorgan Chase & Co.	5.500%	10/15/40	195	197
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	285	214
	JPMorgan Chase & Co.	5.600%	7/15/41	275	281
	JPMorgan Chase & Co.	2.525%	11/19/41	315	215
	JPMorgan Chase & Co.	5.400%	1/6/42	220	220
	JPMorgan Chase & Co.	3.157%	4/22/42	345	257
	JPMorgan Chase & Co.	5.625%	8/16/43	245	250
	JPMorgan Chase & Co.	4.850%	2/1/44	190	178
	JPMorgan Chase & Co.	4.950%	6/1/45	205	192
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	360	303
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	260	211
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	545	435
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	275	218
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	267	181
	JPMorgan Chase & Co.	3.328%	4/22/52	470	331
	JPMorgan Chase Bank NA	5.110%	12/8/26	280	279
[1]	KeyBank NA	3.300%	6/1/25	205	200
[1]	KeyBank NA	4.150%	8/8/25	260	254
[1]	KeyBank NA	5.850%	11/15/27	90	89
[1]	KeyBank NA	4.900%	8/8/32	100	88
	KeyBank NA	5.000%	1/26/33	155	142
[1]	KeyCorp	2.250%	4/6/27	80	72
[1]	KeyCorp	4.100%	4/30/28	150	141
[1]	KeyCorp	2.550%	10/1/29	155	131
[1]	KeyCorp	4.789%	6/1/33	150	136
	KeyCorp	6.401%	3/6/35	125	126
	Lloyds Banking Group plc	4.582%	12/10/25	130	128
	Lloyds Banking Group plc	4.650%	3/24/26	240	235
	Lloyds Banking Group plc	4.716%	8/11/26	270	267
	Lloyds Banking Group plc	3.750%	1/11/27	175	168
	Lloyds Banking Group plc	1.627%	5/11/27	465	431
	Lloyds Banking Group plc	5.985%	8/7/27	85	85
	Lloyds Banking Group plc	5.462%	1/5/28	75	75
	Lloyds Banking Group plc	3.750%	3/18/28	85	81
	Lloyds Banking Group plc	4.375%	3/22/28	175	169
	Lloyds Banking Group plc	4.550%	8/16/28	130	126
[1]	Lloyds Banking Group plc	3.574%	11/7/28	360	337
	Lloyds Banking Group plc	5.871%	3/6/29	200	202
	Lloyds Banking Group plc	4.976%	8/11/33	150	143
	Lloyds Banking Group plc	7.953%	11/15/33	210	235
	Lloyds Banking Group plc	5.679%	1/5/35	320	319
	Lloyds Banking Group plc	5.300%	12/1/45	60	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	3.369%	12/14/46	220	153
	Lloyds Banking Group plc	4.344%	1/9/48	180	141
	LPL Holdings Inc.	6.750%	11/17/28	95	99
	M&T Bank Corp.	7.413%	10/30/29	325	342
	M&T Bank Corp.	6.082%	3/13/32	120	119
	M&T Bank Corp.	5.053%	1/27/34	255	235
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	284
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	190	182
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	180	175
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	185	156
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	180	162
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	150	151
	Mastercard Inc.	2.950%	11/21/26	90	86
	Mastercard Inc.	3.300%	3/26/27	225	215
	Mastercard Inc.	4.875%	3/9/28	170	171
	Mastercard Inc.	2.950%	6/1/29	141	129
	Mastercard Inc.	3.350%	3/26/30	215	198
	Mastercard Inc.	2.000%	11/18/31	110	90
	Mastercard Inc.	4.850%	3/9/33	30	30
	Mastercard Inc.	4.875%	5/9/34	150	148
	Mastercard Inc.	3.650%	6/1/49	195	149
	Mastercard Inc.	3.850%	3/26/50	285	225
	MetLife Inc.	4.550%	3/23/30	215	210
	MetLife Inc.	5.375%	7/15/33	125	126
	MetLife Inc.	6.375%	6/15/34	115	123
	MetLife Inc.	5.700%	6/15/35	200	204
[1]	MetLife Inc.	6.400%	12/15/36	190	192
	MetLife Inc.	5.875%	2/6/41	120	123
	MetLife Inc.	4.125%	8/13/42	70	58
	MetLife Inc.	4.875%	11/13/43	160	146
	MetLife Inc.	4.050%	3/1/45	235	190
	MetLife Inc.	4.600%	5/13/46	80	70
	MetLife Inc.	5.000%	7/15/52	145	133
	MetLife Inc.	5.250%	1/15/54	110	105
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	275	263
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	290	283
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	236
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	145	140
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	440	406
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	150	142
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	190	174
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	410	379
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	170	163
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	80	77
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	220	218
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	139
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	100	100
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	100	100
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	280	263
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	285	258
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	200	173
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	199
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	166
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	295	241
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	180	148
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	125	105
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	200	197
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	121
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	105	106
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	200	201
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	200	199
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	170	142
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	184
	Mizuho Financial Group Inc.	1.234%	5/22/27	215	198
	Mizuho Financial Group Inc.	1.554%	7/9/27	130	120
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	126
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	254
	Mizuho Financial Group Inc.	5.414%	9/13/28	35	35
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	40
	Mizuho Financial Group Inc.	5.778%	7/6/29	240	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	350	334
	Mizuho Financial Group Inc.	5.376%	5/26/30	45	45
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	117
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	170	141
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	110	89
	Mizuho Financial Group Inc.	2.564%	9/13/31	130	106
	Mizuho Financial Group Inc.	5.669%	9/13/33	95	96
	Mizuho Financial Group Inc.	5.754%	5/27/34	200	203
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	152
	Mizuho Financial Group Inc.	5.579%	5/26/35	50	50
[1]	Morgan Stanley	4.000%	7/23/25	425	418
	Morgan Stanley	5.000%	11/24/25	320	317
[1]	Morgan Stanley	3.875%	1/27/26	435	425
	Morgan Stanley	4.679%	7/17/26	230	227
[1]	Morgan Stanley	3.125%	7/27/26	496	474
[1]	Morgan Stanley	4.350%	9/8/26	415	406
	Morgan Stanley	6.138%	10/16/26	200	202
	Morgan Stanley	0.985%	12/10/26	370	345
	Morgan Stanley	3.625%	1/20/27	591	568
	Morgan Stanley	5.050%	1/28/27	280	278
	Morgan Stanley	3.950%	4/23/27	170	164
	Morgan Stanley	1.593%	5/4/27	490	455
[1]	Morgan Stanley	1.512%	7/20/27	490	451
	Morgan Stanley	2.475%	1/21/28	260	242
[1]	Morgan Stanley	5.652%	4/13/28	100	101
	Morgan Stanley	4.210%	4/20/28	410	397
[1]	Morgan Stanley	3.591%	7/22/28	535	507
	Morgan Stanley	6.296%	10/18/28	360	370
[1]	Morgan Stanley	3.772%	1/24/29	460	436
	Morgan Stanley	5.123%	2/1/29	370	367
[1]	Morgan Stanley	5.164%	4/20/29	470	467
	Morgan Stanley	5.449%	7/20/29	315	316
	Morgan Stanley	6.407%	11/1/29	345	359
	Morgan Stanley	5.173%	1/16/30	440	437
[1]	Morgan Stanley	4.431%	1/23/30	425	409
	Morgan Stanley	5.656%	4/18/30	405	410
[1]	Morgan Stanley	2.699%	1/22/31	435	378
[1]	Morgan Stanley	3.622%	4/1/31	400	365
[1]	Morgan Stanley	1.794%	2/13/32	375	299
	Morgan Stanley	7.250%	4/1/32	175	198
[1]	Morgan Stanley	1.928%	4/28/32	260	208
[1]	Morgan Stanley	2.239%	7/21/32	440	357
[1]	Morgan Stanley	2.511%	10/20/32	315	259
	Morgan Stanley	2.943%	1/21/33	385	324
	Morgan Stanley	4.889%	7/20/33	300	287
	Morgan Stanley	6.342%	10/18/33	435	460
[1]	Morgan Stanley	5.250%	4/21/34	475	465
[1]	Morgan Stanley	5.424%	7/21/34	385	381
	Morgan Stanley	6.627%	11/1/34	360	387
	Morgan Stanley	5.466%	1/18/35	415	412
	Morgan Stanley	5.831%	4/19/35	565	576
	Morgan Stanley	2.484%	9/16/36	560	441
	Morgan Stanley	5.297%	4/20/37	350	334
	Morgan Stanley	5.948%	1/19/38	275	273
[1]	Morgan Stanley	3.971%	7/22/38	300	253
	Morgan Stanley	5.942%	2/7/39	170	168
[1]	Morgan Stanley	4.457%	4/22/39	145	130
	Morgan Stanley	3.217%	4/22/42	350	261
	Morgan Stanley	6.375%	7/24/42	340	377
	Morgan Stanley	4.300%	1/27/45	320	274
[1]	Morgan Stanley	4.375%	1/22/47	315	271
[1]	Morgan Stanley	5.597%	3/24/51	365	369
[1]	Morgan Stanley	2.802%	1/25/52	345	217
	Morgan Stanley Bank NA	5.479%	7/16/25	170	170
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	405	401
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	200	202
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	50	49
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	380	381
	Nasdaq Inc.	5.350%	6/28/28	140	141
	Nasdaq Inc.	5.550%	2/15/34	190	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	5.950%	8/15/53	145	147
	Nasdaq Inc.	6.100%	6/28/63	85	87
	National Australia Bank Ltd.	3.500%	6/9/25	95	93
	National Australia Bank Ltd.	4.750%	12/10/25	10	10
	National Australia Bank Ltd.	3.375%	1/14/26	295	287
[1]	National Australia Bank Ltd.	2.500%	7/12/26	85	80
	National Australia Bank Ltd.	3.905%	6/9/27	40	39
	National Australia Bank Ltd.	4.944%	1/12/28	400	399
	National Australia Bank Ltd.	4.787%	1/10/29	260	257
	National Bank of Canada	5.600%	12/18/28	150	151
	NatWest Group plc	4.800%	4/5/26	310	306
	NatWest Group plc	7.472%	11/10/26	100	102
	NatWest Group plc	5.847%	3/2/27	100	100
	NatWest Group plc	1.642%	6/14/27	100	92
	NatWest Group plc	5.583%	3/1/28	225	225
[1]	NatWest Group plc	3.073%	5/22/28	300	280
	NatWest Group plc	5.516%	9/30/28	140	140
[1]	NatWest Group plc	4.892%	5/18/29	275	268
	NatWest Group plc	5.808%	9/13/29	210	212
[1]	NatWest Group plc	5.076%	1/27/30	255	250
[1]	NatWest Group plc	4.445%	5/8/30	205	195
	NatWest Group plc	6.016%	3/2/34	125	128
	NatWest Group plc	6.475%	6/1/34	200	203
	NatWest Group plc	5.778%	3/1/35	295	295
[1]	NatWest Group plc	3.032%	11/28/35	80	67
	Nomura Holdings Inc.	5.099%	7/3/25	111	110
	Nomura Holdings Inc.	1.851%	7/16/25	285	273
	Nomura Holdings Inc.	1.653%	7/14/26	210	193
	Nomura Holdings Inc.	2.329%	1/22/27	215	198
	Nomura Holdings Inc.	6.070%	7/12/28	100	102
	Nomura Holdings Inc.	2.172%	7/14/28	150	132
	Nomura Holdings Inc.	3.103%	1/16/30	185	163
	Nomura Holdings Inc.	2.679%	7/16/30	140	119
	Nomura Holdings Inc.	2.608%	7/14/31	150	123
	Nomura Holdings Inc.	2.999%	1/22/32	105	88
	Nomura Holdings Inc.	6.181%	1/18/33	135	141
	Northern Trust Corp.	3.950%	10/30/25	165	162
	Northern Trust Corp.	4.000%	5/10/27	260	253
	Northern Trust Corp.	1.950%	5/1/30	120	101
	Northern Trust Corp.	6.125%	11/2/32	135	140
	PayPal Holdings Inc.	1.650%	6/1/25	130	125
	PayPal Holdings Inc.	2.650%	10/1/26	180	170
	PayPal Holdings Inc.	2.850%	10/1/29	150	135
	PayPal Holdings Inc.	2.300%	6/1/30	140	120
	PayPal Holdings Inc.	4.400%	6/1/32	155	147
	PayPal Holdings Inc.	5.150%	6/1/34	115	113
	PayPal Holdings Inc.	3.250%	6/1/50	295	201
	PayPal Holdings Inc.	5.050%	6/1/52	120	110
	PayPal Holdings Inc.	5.500%	6/1/54	75	73
[1]	PNC Bank NA	3.100%	10/25/27	105	98
[1]	PNC Bank NA	4.050%	7/26/28	285	270
[1]	PNC Bank NA	2.700%	10/22/29	95	82
	PNC Financial Services Group Inc.	5.812%	6/12/26	117	117
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	208
	PNC Financial Services Group Inc.	4.758%	1/26/27	245	242
	PNC Financial Services Group Inc.	3.150%	5/19/27	201	190
	PNC Financial Services Group Inc.	6.615%	10/20/27	205	210
	PNC Financial Services Group Inc.	5.300%	1/21/28	125	125
	PNC Financial Services Group Inc.	5.354%	12/2/28	165	165
	PNC Financial Services Group Inc.	3.450%	4/23/29	210	194
	PNC Financial Services Group Inc.	5.582%	6/12/29	465	468
	PNC Financial Services Group Inc.	2.550%	1/22/30	270	235
	PNC Financial Services Group Inc.	5.492%	5/14/30	185	185
	PNC Financial Services Group Inc.	2.307%	4/23/32	140	115
	PNC Financial Services Group Inc.	4.626%	6/6/33	95	88
	PNC Financial Services Group Inc.	6.037%	10/28/33	280	287
	PNC Financial Services Group Inc.	5.068%	1/24/34	210	202
	PNC Financial Services Group Inc.	5.939%	8/18/34	85	87
	PNC Financial Services Group Inc.	6.875%	10/20/34	390	422
	PNC Financial Services Group Inc.	5.676%	1/22/35	220	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.125%	4/15/47	140	115
[1]	Prudential Financial Inc.	5.700%	12/14/36	160	164
[1]	Prudential Financial Inc.	4.600%	5/15/44	45	39
[1]	Prudential Financial Inc.	5.375%	5/15/45	66	65
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	47
	Prudential Financial Inc.	3.905%	12/7/47	145	112
[1]	Prudential Financial Inc.	5.700%	9/15/48	130	127
	Prudential Financial Inc.	3.935%	12/7/49	270	205
[1]	Prudential Financial Inc.	4.350%	2/25/50	185	151
[1]	Prudential Financial Inc.	3.700%	10/1/50	35	30
[1]	Prudential Financial Inc.	3.700%	3/13/51	205	149
	Prudential Financial Inc.	5.125%	3/1/52	220	204
	Prudential Financial Inc.	6.000%	9/1/52	130	127
	Prudential Financial Inc.	6.500%	3/15/54	200	201
	Prudential Funding Asia plc	3.125%	4/14/30	140	125
	Raymond James Financial Inc.	4.950%	7/15/46	175	158
	Raymond James Financial Inc.	3.750%	4/1/51	140	103
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	110	109
[1]	Royal Bank of Canada	1.150%	6/10/25	265	254
[1]	Royal Bank of Canada	4.875%	1/12/26	155	154
[1]	Royal Bank of Canada	0.875%	1/20/26	245	229
[1]	Royal Bank of Canada	4.650%	1/27/26	170	168
	Royal Bank of Canada	1.200%	4/27/26	215	199
[1]	Royal Bank of Canada	1.150%	7/14/26	255	234
[1]	Royal Bank of Canada	5.200%	7/20/26	100	100
[1]	Royal Bank of Canada	1.400%	11/2/26	164	150
[1]	Royal Bank of Canada	4.875%	1/19/27	165	164
	Royal Bank of Canada	3.625%	5/4/27	245	235
[1]	Royal Bank of Canada	4.240%	8/3/27	260	253
[1]	Royal Bank of Canada	6.000%	11/1/27	200	205
[1]	Royal Bank of Canada	4.900%	1/12/28	240	238
[1]	Royal Bank of Canada	5.200%	8/1/28	75	75
[1]	Royal Bank of Canada	4.950%	2/1/29	100	99
[1]	Royal Bank of Canada	2.300%	11/3/31	170	140
	Royal Bank of Canada	3.875%	5/4/32	145	132
[1]	Royal Bank of Canada	5.000%	2/1/33	250	245
[1]	Royal Bank of Canada	5.000%	5/2/33	105	103
[1]	Royal Bank of Canada	5.150%	2/1/34	230	227
	Santander Holdings USA Inc.	3.450%	6/2/25	215	210
	Santander Holdings USA Inc.	4.500%	7/17/25	120	118
	Santander Holdings USA Inc.	3.244%	10/5/26	115	108
	Santander Holdings USA Inc.	4.400%	7/13/27	150	145
	Santander Holdings USA Inc.	2.490%	1/6/28	210	193
	Santander Holdings USA Inc.	6.499%	3/9/29	230	234
	Santander Holdings USA Inc.	6.174%	1/9/30	110	111
	Santander Holdings USA Inc.	6.342%	5/31/35	110	110
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	160	152
	Santander UK Group Holdings plc	6.833%	11/21/26	210	213
	Santander UK Group Holdings plc	1.673%	6/14/27	310	286
	Santander UK Group Holdings plc	2.469%	1/11/28	205	188
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	195	183
	Santander UK Group Holdings plc	6.534%	1/10/29	105	108
	State Street Corp.	3.550%	8/18/25	205	201
	State Street Corp.	5.104%	5/18/26	125	124
	State Street Corp.	2.650%	5/19/26	75	71
	State Street Corp.	5.272%	8/3/26	115	115
	State Street Corp.	4.993%	3/18/27	140	140
	State Street Corp.	5.684%	11/21/29	125	128
	State Street Corp.	2.400%	1/24/30	321	281
	State Street Corp.	2.200%	3/3/31	135	112
	State Street Corp.	4.164%	8/4/33	145	133
	State Street Corp.	4.821%	1/26/34	75	72
	State Street Corp.	5.159%	5/18/34	110	108
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	375	359
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	175	163
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	240	240
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	280	273
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	50	50
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	360	340
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	540	494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	208
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	160	153
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	189
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	200	188
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	150	151
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	160	151
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	200	204
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	81
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	275	280
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	290	253
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	450	404
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	215	219
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	150	131
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	320	266
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	205	169
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	201	163
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	240	246
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	35	36
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	40
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	218
[1]	Synchrony Bank	5.400%	8/22/25	250	248
	Synchrony Financial	4.875%	6/13/25	45	44
	Synchrony Financial	4.500%	7/23/25	152	149
	Synchrony Financial	3.950%	12/1/27	160	150
	Synchrony Financial	2.875%	10/28/31	90	72
	Toronto-Dominion Bank	3.766%	6/6/25	330	324
[1]	Toronto-Dominion Bank	1.150%	6/12/25	120	115
[1]	Toronto-Dominion Bank	0.750%	9/11/25	255	241
[1]	Toronto-Dominion Bank	0.750%	1/6/26	235	219
	Toronto-Dominion Bank	5.103%	1/9/26	140	140
[1]	Toronto-Dominion Bank	1.200%	6/3/26	210	194
[1]	Toronto-Dominion Bank	5.532%	7/17/26	265	266
[1]	Toronto-Dominion Bank	1.250%	9/10/26	185	169
[1]	Toronto-Dominion Bank	1.950%	1/12/27	160	148
[1]	Toronto-Dominion Bank	2.800%	3/10/27	265	248
[1]	Toronto-Dominion Bank	4.980%	4/5/27	50	50
	Toronto-Dominion Bank	4.108%	6/8/27	230	223
[1]	Toronto-Dominion Bank	4.693%	9/15/27	220	216
	Toronto-Dominion Bank	5.156%	1/10/28	115	115
[1]	Toronto-Dominion Bank	5.523%	7/17/28	160	161
[1]	Toronto-Dominion Bank	4.994%	4/5/29	120	118
[1]	Toronto-Dominion Bank	2.000%	9/10/31	200	161
[1]	Toronto-Dominion Bank	3.625%	9/15/31	265	253
[1]	Toronto-Dominion Bank	3.200%	3/10/32	200	172
	Toronto-Dominion Bank	4.456%	6/8/32	295	277
[1]	Travelers Cos. Inc.	6.250%	6/15/37	175	188
	Travelers Cos. Inc.	5.350%	11/1/40	55	54
	Travelers Cos. Inc.	3.050%	6/8/51	165	110
	Travelers Cos. Inc.	5.450%	5/25/53	90	90
[1]	Truist Bank	3.625%	9/16/25	220	214
[1]	Truist Bank	3.300%	5/15/26	170	163
[1]	Truist Bank	3.800%	10/30/26	155	149
[1]	Truist Bank	2.250%	3/11/30	165	136
[1]	Truist Financial Corp.	3.700%	6/5/25	140	137
[1]	Truist Financial Corp.	1.200%	8/5/25	145	138
[1]	Truist Financial Corp.	4.260%	7/28/26	145	143
[1]	Truist Financial Corp.	5.900%	10/28/26	115	115
[1]	Truist Financial Corp.	1.267%	3/2/27	135	125
[1]	Truist Financial Corp.	6.047%	6/8/27	225	227
[1]	Truist Financial Corp.	4.123%	6/6/28	60	58
[1]	Truist Financial Corp.	4.873%	1/26/29	220	215
[1]	Truist Financial Corp.	1.887%	6/7/29	185	161
[1]	Truist Financial Corp.	7.161%	10/30/29	315	334
[1]	Truist Financial Corp.	5.435%	1/24/30	240	239
[1]	Truist Financial Corp.	1.950%	6/5/30	120	98
[1]	Truist Financial Corp.	4.916%	7/28/33	145	134
[1]	Truist Financial Corp.	6.123%	10/28/33	365	373
[1]	Truist Financial Corp.	5.122%	1/26/34	130	124
[1]	Truist Financial Corp.	5.867%	6/8/34	215	216
[1]	Truist Financial Corp.	5.711%	1/24/35	255	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS AG	5.800%	9/11/25	45	45
	UBS AG	1.250%	6/1/26	45	41
	UBS AG	1.250%	8/7/26	40	37
	UBS AG	5.000%	7/9/27	300	296
	UBS AG	7.500%	2/15/28	320	342
	UBS AG	5.650%	9/11/28	200	203
	UBS AG	4.500%	6/26/48	150	132
	UBS Group AG	4.550%	4/17/26	310	305
	UBS Group AG	4.875%	5/15/45	330	301
[1]	US Bancorp	3.950%	11/17/25	260	255
[1]	US Bancorp	3.100%	4/27/26	205	197
[1]	US Bancorp	2.375%	7/22/26	155	146
	US Bancorp	5.727%	10/21/26	265	265
[1]	US Bancorp	3.150%	4/27/27	205	195
	US Bancorp	6.787%	10/26/27	50	51
[1]	US Bancorp	2.215%	1/27/28	150	138
[1]	US Bancorp	3.900%	4/26/28	190	182
[1]	US Bancorp	4.548%	7/22/28	245	238
	US Bancorp	4.653%	2/1/29	140	136
	US Bancorp	5.775%	6/12/29	260	263
[1]	US Bancorp	3.000%	7/30/29	190	169
	US Bancorp	5.384%	1/23/30	275	274
[1]	US Bancorp	1.375%	7/22/30	193	154
[1]	US Bancorp	2.677%	1/27/33	175	143
[1]	US Bancorp	4.967%	7/22/33	175	163
	US Bancorp	5.850%	10/21/33	475	480
	US Bancorp	4.839%	2/1/34	245	231
	US Bancorp	5.836%	6/12/34	185	186
	US Bancorp	5.678%	1/23/35	300	300
	US Bancorp	2.491%	11/3/36	245	192
	Visa Inc.	3.150%	12/14/25	565	549
	Visa Inc.	1.900%	4/15/27	540	497
	Visa Inc.	2.750%	9/15/27	265	248
	Visa Inc.	2.050%	4/15/30	215	184
	Visa Inc.	1.100%	2/15/31	180	142
	Visa Inc.	4.150%	12/14/35	325	302
	Visa Inc.	2.700%	4/15/40	70	51
	Visa Inc.	4.300%	12/14/45	450	391
	Visa Inc.	3.650%	9/15/47	155	120
	Visa Inc.	2.000%	8/15/50	160	89
	Wachovia Corp.	5.500%	8/1/35	50	49
[1]	Wells Fargo & Co.	3.550%	9/29/25	835	814
	Wells Fargo & Co.	3.000%	4/22/26	475	455
[1]	Wells Fargo & Co.	4.100%	6/3/26	265	258
[1]	Wells Fargo & Co.	4.540%	8/15/26	265	262
	Wells Fargo & Co.	3.000%	10/23/26	505	479
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	335
[1]	Wells Fargo & Co.	4.300%	7/22/27	635	617
[1]	Wells Fargo & Co.	3.526%	3/24/28	675	642
[1]	Wells Fargo & Co.	5.707%	4/22/28	500	503
[1]	Wells Fargo & Co.	3.584%	5/22/28	330	314
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	550
[1]	Wells Fargo & Co.	4.808%	7/25/28	410	403
[1]	Wells Fargo & Co.	4.150%	1/24/29	295	283
[1]	Wells Fargo & Co.	5.574%	7/25/29	525	528
	Wells Fargo & Co.	6.303%	10/23/29	340	352
	Wells Fargo & Co.	5.198%	1/23/30	305	302
[1]	Wells Fargo & Co.	2.879%	10/30/30	500	440
[1]	Wells Fargo & Co.	2.572%	2/11/31	425	366
[1]	Wells Fargo & Co.	4.478%	4/4/31	395	376
[1]	Wells Fargo & Co.	3.350%	3/2/33	505	435
[1]	Wells Fargo & Co.	4.897%	7/25/33	660	632
	Wells Fargo & Co.	5.389%	4/24/34	605	595
[1]	Wells Fargo & Co.	5.557%	7/25/34	615	612
	Wells Fargo & Co.	6.491%	10/23/34	510	543
	Wells Fargo & Co.	5.499%	1/23/35	445	441
[1]	Wells Fargo & Co.	3.068%	4/30/41	625	459
	Wells Fargo & Co.	5.375%	11/2/43	310	294
	Wells Fargo & Co.	5.606%	1/15/44	340	330
[1]	Wells Fargo & Co.	4.650%	11/4/44	300	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.900%	5/1/45	335	268
[1]	Wells Fargo & Co.	4.900%	11/17/45	270	238
[1]	Wells Fargo & Co.	4.400%	6/14/46	335	273
[1]	Wells Fargo & Co.	4.750%	12/7/46	265	228
[1]	Wells Fargo & Co.	5.013%	4/4/51	910	829
[1]	Wells Fargo & Co.	4.611%	4/25/53	555	474
[1]	Wells Fargo Bank NA	5.550%	8/1/25	345	346
	Wells Fargo Bank NA	4.811%	1/15/26	200	199
[1]	Wells Fargo Bank NA	5.450%	8/7/26	285	286
	Wells Fargo Bank NA	5.254%	12/11/26	270	270
[1]	Wells Fargo Bank NA	5.850%	2/1/37	265	270
[1]	Wells Fargo Bank NA	6.600%	1/15/38	175	191
	Westpac Banking Corp.	5.512%	11/17/25	280	281
	Westpac Banking Corp.	5.200%	4/16/26	110	110
	Westpac Banking Corp.	2.850%	5/13/26	230	220
	Westpac Banking Corp.	1.150%	6/3/26	300	277
	Westpac Banking Corp.	2.700%	8/19/26	130	123
	Westpac Banking Corp.	3.350%	3/8/27	200	191
	Westpac Banking Corp.	4.043%	8/26/27	135	131
	Westpac Banking Corp.	5.457%	11/18/27	165	167
	Westpac Banking Corp.	3.400%	1/25/28	230	218
	Westpac Banking Corp.	5.535%	11/17/28	150	153
	Westpac Banking Corp.	1.953%	11/20/28	280	246
	Westpac Banking Corp.	2.650%	1/16/30	95	84
	Westpac Banking Corp.	2.150%	6/3/31	100	83
[1]	Westpac Banking Corp.	4.322%	11/23/31	305	294
	Westpac Banking Corp.	5.405%	8/10/33	150	146
	Westpac Banking Corp.	6.820%	11/17/33	145	155
	Westpac Banking Corp.	4.110%	7/24/34	360	331
	Westpac Banking Corp.	2.668%	11/15/35	250	205
	Westpac Banking Corp.	3.020%	11/18/36	205	168
	Westpac Banking Corp.	4.421%	7/24/39	120	105
	Westpac Banking Corp.	2.963%	11/16/40	90	63
	Westpac Banking Corp.	3.133%	11/18/41	100	70
	Willis North America Inc.	4.650%	6/15/27	220	215
	Willis North America Inc.	5.350%	5/15/33	80	78
	Willis North America Inc.	5.900%	3/5/54	105	102
					249,782
Health Care (15.0%)
	Abbott Laboratories	3.750%	11/30/26	370	360
	Abbott Laboratories	4.750%	11/30/36	220	212
	Abbott Laboratories	4.900%	11/30/46	420	395
	AbbVie Inc.	3.200%	5/14/26	305	294
	AbbVie Inc.	2.950%	11/21/26	594	564
	AbbVie Inc.	4.800%	3/15/27	325	323
	AbbVie Inc.	4.250%	11/14/28	275	267
	AbbVie Inc.	4.800%	3/15/29	400	396
	AbbVie Inc.	3.200%	11/21/29	815	742
	AbbVie Inc.	4.950%	3/15/31	200	198
	AbbVie Inc.	5.050%	3/15/34	490	485
	AbbVie Inc.	4.550%	3/15/35	290	273
	AbbVie Inc.	4.500%	5/14/35	465	436
	AbbVie Inc.	4.300%	5/14/36	135	124
	AbbVie Inc.	4.050%	11/21/39	535	461
	AbbVie Inc.	4.400%	11/6/42	480	421
	AbbVie Inc.	5.350%	3/15/44	25	25
	AbbVie Inc.	4.850%	6/15/44	195	180
	AbbVie Inc.	4.750%	3/15/45	215	196
	AbbVie Inc.	4.700%	5/14/45	440	397
	AbbVie Inc.	4.450%	5/14/46	345	299
	AbbVie Inc.	4.875%	11/14/48	275	252
	AbbVie Inc.	4.250%	11/21/49	770	639
	AbbVie Inc.	5.400%	3/15/54	455	449
	AbbVie Inc.	5.500%	3/15/64	250	246
	Aetna Inc.	6.625%	6/15/36	160	171
	Aetna Inc.	3.875%	8/15/47	150	110
	Agilent Technologies Inc.	2.300%	3/12/31	105	87
	Amgen Inc.	5.507%	3/2/26	80	80
	Amgen Inc.	2.600%	8/19/26	205	194

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amgen Inc.	2.200%	2/21/27	300	277
Amgen Inc.	3.200%	11/2/27	265	249
Amgen Inc.	5.150%	3/2/28	580	579
Amgen Inc.	1.650%	8/15/28	160	139
Amgen Inc.	3.000%	2/22/29	105	96
Amgen Inc.	4.050%	8/18/29	210	200
Amgen Inc.	2.450%	2/21/30	175	152
Amgen Inc.	5.250%	3/2/30	410	411
Amgen Inc.	2.300%	2/25/31	210	176
Amgen Inc.	2.000%	1/15/32	175	140
Amgen Inc.	3.350%	2/22/32	195	172
Amgen Inc.	4.200%	3/1/33	230	212
Amgen Inc.	5.250%	3/2/33	625	620
Amgen Inc.	3.150%	2/21/40	330	247
Amgen Inc.	2.800%	8/15/41	220	155
Amgen Inc.	5.600%	3/2/43	395	391
Amgen Inc.	4.400%	5/1/45	366	308
Amgen Inc.	4.563%	6/15/48	210	178
Amgen Inc.	3.375%	2/21/50	260	183
Amgen Inc.	4.663%	6/15/51	490	419
Amgen Inc.	3.000%	1/15/52	260	169
Amgen Inc.	4.200%	2/22/52	215	170
Amgen Inc.	4.875%	3/1/53	135	119
Amgen Inc.	5.650%	3/2/53	595	587
Amgen Inc.	2.770%	9/1/53	50	30
Amgen Inc.	4.400%	2/22/62	185	147
Amgen Inc.	5.750%	3/2/63	450	442
Baxalta Inc.	4.000%	6/23/25	215	212
Baxter International Inc.	2.600%	8/15/26	136	128
Baxter International Inc.	1.915%	2/1/27	165	151
Baxter International Inc.	2.272%	12/1/28	260	228
Baxter International Inc.	2.539%	2/1/32	190	154
Baxter International Inc.	3.132%	12/1/51	190	119
Becton Dickinson & Co.	3.734%	12/15/24	100	99
Becton Dickinson & Co.	3.700%	6/6/27	289	277
Becton Dickinson & Co.	4.693%	2/13/28	50	49
Becton Dickinson & Co.	2.823%	5/20/30	170	149
Becton Dickinson & Co.	1.957%	2/11/31	220	178
Becton Dickinson & Co.	4.685%	12/15/44	95	84
Becton Dickinson & Co.	4.669%	6/6/47	300	261
Biogen Inc.	4.050%	9/15/25	155	152
Biogen Inc.	2.250%	5/1/30	520	438
Biogen Inc.	5.200%	9/15/45	110	101
Biogen Inc.	3.150%	5/1/50	225	146
Bio-Rad Laboratories Inc.	3.700%	3/15/32	160	141
Boston Scientific Corp.	2.650%	6/1/30	270	235
Bristol-Myers Squibb Co.	0.750%	11/13/25	190	178
Bristol-Myers Squibb Co.	4.950%	2/20/26	235	234
Bristol-Myers Squibb Co.	3.200%	6/15/26	307	295
Bristol-Myers Squibb Co.	4.900%	2/22/27	210	209
Bristol-Myers Squibb Co.	1.125%	11/13/27	145	127
Bristol-Myers Squibb Co.	3.900%	2/20/28	270	260
Bristol-Myers Squibb Co.	4.900%	2/22/29	305	303
Bristol-Myers Squibb Co.	3.400%	7/26/29	332	307
Bristol-Myers Squibb Co.	1.450%	11/13/30	110	88
Bristol-Myers Squibb Co.	5.750%	2/1/31	100	103
Bristol-Myers Squibb Co.	5.100%	2/22/31	200	200
Bristol-Myers Squibb Co.	2.950%	3/15/32	215	184
Bristol-Myers Squibb Co.	5.900%	11/15/33	75	78
Bristol-Myers Squibb Co.	5.200%	2/22/34	500	497
Bristol-Myers Squibb Co.	4.125%	6/15/39	270	233
Bristol-Myers Squibb Co.	2.350%	11/13/40	55	36
Bristol-Myers Squibb Co.	3.550%	3/15/42	285	221
Bristol-Myers Squibb Co.	4.350%	11/15/47	250	208
Bristol-Myers Squibb Co.	4.550%	2/20/48	207	177
Bristol-Myers Squibb Co.	4.250%	10/26/49	455	371
Bristol-Myers Squibb Co.	2.550%	11/13/50	370	216
Bristol-Myers Squibb Co.	3.700%	3/15/52	340	248
Bristol-Myers Squibb Co.	6.250%	11/15/53	180	194
Bristol-Myers Squibb Co.	5.550%	2/22/54	420	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.900%	3/15/62	265	191
	Bristol-Myers Squibb Co.	6.400%	11/15/63	140	152
	Bristol-Myers Squibb Co.	5.650%	2/22/64	245	239
	Cardinal Health Inc.	3.410%	6/15/27	100	95
	Cencora Inc.	3.450%	12/15/27	160	151
	Cencora Inc.	2.700%	3/15/31	170	144
	Centene Corp.	4.250%	12/15/27	155	147
	Centene Corp.	2.450%	7/15/28	320	282
	Centene Corp.	4.625%	12/15/29	395	372
	Centene Corp.	3.375%	2/15/30	620	546
	Centene Corp.	3.000%	10/15/30	130	111
	Centene Corp.	2.500%	3/1/31	220	179
	Centene Corp.	2.625%	8/1/31	420	342
[1]	Cigna Group	4.500%	2/25/26	155	153
[1]	Cigna Group	3.400%	3/1/27	155	148
	Cigna Group	4.375%	10/15/28	565	546
	Cigna Group	5.000%	5/15/29	160	158
	Cigna Group	2.400%	3/15/30	210	180
	Cigna Group	2.375%	3/15/31	225	187
	Cigna Group	5.125%	5/15/31	145	143
	Cigna Group	5.400%	3/15/33	105	105
	Cigna Group	5.250%	2/15/34	165	162
	Cigna Group	4.800%	8/15/38	305	279
	Cigna Group	3.200%	3/15/40	90	66
[1]	Cigna Group	4.800%	7/15/46	150	132
[1]	Cigna Group	3.875%	10/15/47	300	227
	Cigna Group	4.900%	12/15/48	420	369
	Cigna Group	3.400%	3/15/50	285	194
	Cigna Group	3.400%	3/15/51	145	98
	Cigna Group	5.600%	2/15/54	250	241
	CVS Health Corp.	3.875%	7/20/25	304	298
	CVS Health Corp.	5.000%	2/20/26	235	233
	CVS Health Corp.	2.875%	6/1/26	272	259
	CVS Health Corp.	3.000%	8/15/26	210	199
	CVS Health Corp.	3.625%	4/1/27	180	172
	CVS Health Corp.	1.300%	8/21/27	325	287
	CVS Health Corp.	4.300%	3/25/28	665	641
	CVS Health Corp.	5.000%	1/30/29	265	261
	CVS Health Corp.	5.400%	6/1/29	150	150
	CVS Health Corp.	3.250%	8/15/29	390	352
	CVS Health Corp.	5.125%	2/21/30	210	207
	CVS Health Corp.	3.750%	4/1/30	260	238
	CVS Health Corp.	1.750%	8/21/30	200	161
	CVS Health Corp.	5.250%	1/30/31	85	84
	CVS Health Corp.	1.875%	2/28/31	170	135
	CVS Health Corp.	5.550%	6/1/31	150	150
	CVS Health Corp.	2.125%	9/15/31	160	127
	CVS Health Corp.	5.250%	2/21/33	425	413
	CVS Health Corp.	5.300%	6/1/33	215	209
	CVS Health Corp.	5.700%	6/1/34	200	199
	CVS Health Corp.	4.780%	3/25/38	775	689
	CVS Health Corp.	4.125%	4/1/40	155	125
	CVS Health Corp.	2.700%	8/21/40	290	192
	CVS Health Corp.	5.300%	12/5/43	105	96
	CVS Health Corp.	6.000%	6/1/44	125	123
	CVS Health Corp.	5.125%	7/20/45	480	424
	CVS Health Corp.	5.050%	3/25/48	1,115	961
	CVS Health Corp.	4.250%	4/1/50	235	178
	CVS Health Corp.	5.625%	2/21/53	175	162
	CVS Health Corp.	5.875%	6/1/53	185	177
	CVS Health Corp.	6.050%	6/1/54	150	147
	CVS Health Corp.	6.000%	6/1/63	95	91
	Danaher Corp.	2.600%	10/1/50	145	88
	Danaher Corp.	2.800%	12/10/51	105	66
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	155	135
	DH Europe Finance II Sarl	2.600%	11/15/29	145	128
	DH Europe Finance II Sarl	3.250%	11/15/39	160	126
	DH Europe Finance II Sarl	3.400%	11/15/49	140	101
	Elevance Health Inc.	1.500%	3/15/26	135	126
	Elevance Health Inc.	3.650%	12/1/27	182	173

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Elevance Health Inc.	4.101%	3/1/28	205	198
Elevance Health Inc.	2.875%	9/15/29	140	125
Elevance Health Inc.	2.250%	5/15/30	135	114
Elevance Health Inc.	2.550%	3/15/31	125	106
Elevance Health Inc.	4.750%	2/15/33	130	125
Elevance Health Inc.	5.375%	6/15/34	155	155
Elevance Health Inc.	4.625%	5/15/42	170	150
Elevance Health Inc.	4.650%	1/15/43	210	186
Elevance Health Inc.	4.650%	8/15/44	110	96
Elevance Health Inc.	4.375%	12/1/47	285	237
Elevance Health Inc.	4.550%	3/1/48	130	110
Elevance Health Inc.	3.700%	9/15/49	125	92
Elevance Health Inc.	3.125%	5/15/50	145	97
Elevance Health Inc.	3.600%	3/15/51	165	118
Elevance Health Inc.	6.100%	10/15/52	90	94
Elevance Health Inc.	5.125%	2/15/53	160	147
Elevance Health Inc.	5.650%	6/15/54	155	153
Eli Lilly & Co.	4.500%	2/9/29	325	320
Eli Lilly & Co.	3.375%	3/15/29	107	101
Eli Lilly & Co.	4.700%	2/27/33	75	73
Eli Lilly & Co.	4.700%	2/9/34	250	243
Eli Lilly & Co.	3.950%	3/15/49	85	69
Eli Lilly & Co.	2.250%	5/15/50	206	119
Eli Lilly & Co.	4.875%	2/27/53	300	278
Eli Lilly & Co.	5.000%	2/9/54	215	204
Eli Lilly & Co.	2.500%	9/15/60	210	117
Eli Lilly & Co.	4.950%	2/27/63	85	78
Eli Lilly & Co.	5.100%	2/9/64	200	189
GE HealthCare Technologies Inc.	5.650%	11/15/27	465	470
GE HealthCare Technologies Inc.	5.857%	3/15/30	135	138
GE HealthCare Technologies Inc.	5.905%	11/22/32	95	98
GE HealthCare Technologies Inc.	6.377%	11/22/52	220	239
Gilead Sciences Inc.	3.650%	3/1/26	272	264
Gilead Sciences Inc.	2.950%	3/1/27	192	182
Gilead Sciences Inc.	1.200%	10/1/27	160	142
Gilead Sciences Inc.	1.650%	10/1/30	215	175
Gilead Sciences Inc.	5.250%	10/15/33	95	95
Gilead Sciences Inc.	4.600%	9/1/35	235	221
Gilead Sciences Inc.	4.000%	9/1/36	150	131
Gilead Sciences Inc.	2.600%	10/1/40	184	126
Gilead Sciences Inc.	5.650%	12/1/41	140	141
Gilead Sciences Inc.	4.800%	4/1/44	340	306
Gilead Sciences Inc.	4.500%	2/1/45	185	159
Gilead Sciences Inc.	4.750%	3/1/46	385	342
Gilead Sciences Inc.	4.150%	3/1/47	235	190
Gilead Sciences Inc.	2.800%	10/1/50	205	128
Gilead Sciences Inc.	5.550%	10/15/53	160	159
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	159
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	430	474
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	84
HCA Inc.	5.875%	2/15/26	195	195
HCA Inc.	5.250%	6/15/26	250	249
HCA Inc.	5.375%	9/1/26	125	125
HCA Inc.	4.500%	2/15/27	240	234
HCA Inc.	3.125%	3/15/27	230	217
HCA Inc.	5.200%	6/1/28	105	104
HCA Inc.	5.625%	9/1/28	235	236
HCA Inc.	5.875%	2/1/29	200	203
HCA Inc.	4.125%	6/15/29	210	198
HCA Inc.	3.500%	9/1/30	465	416
HCA Inc.	5.450%	4/1/31	155	154
HCA Inc.	2.375%	7/15/31	150	122
HCA Inc.	3.625%	3/15/32	295	258
HCA Inc.	5.500%	6/1/33	250	247
HCA Inc.	5.600%	4/1/34	220	218
HCA Inc.	5.125%	6/15/39	145	134
HCA Inc.	5.500%	6/15/47	225	208
HCA Inc.	5.250%	6/15/49	325	289
HCA Inc.	3.500%	7/15/51	220	147
HCA Inc.	4.625%	3/15/52	285	230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCA Inc.	5.900%	6/1/53	290	281
HCA Inc.	6.000%	4/1/54	220	216
Humana Inc.	1.350%	2/3/27	165	149
Humana Inc.	3.700%	3/23/29	175	163
Humana Inc.	5.375%	4/15/31	175	173
Humana Inc.	2.150%	2/3/32	105	83
Humana Inc.	5.875%	3/1/33	70	71
Humana Inc.	5.950%	3/15/34	100	102
Humana Inc.	4.950%	10/1/44	133	116
Humana Inc.	5.500%	3/15/53	85	79
Humana Inc.	5.750%	4/15/54	170	164
IQVIA Inc.	6.250%	2/1/29	190	195
Johnson & Johnson	0.550%	9/1/25	185	175
Johnson & Johnson	2.450%	3/1/26	515	493
Johnson & Johnson	2.950%	3/3/27	175	167
Johnson & Johnson	0.950%	9/1/27	225	199
Johnson & Johnson	2.900%	1/15/28	320	301
Johnson & Johnson	1.300%	9/1/30	230	188
Johnson & Johnson	4.375%	12/5/33	198	193
Johnson & Johnson	4.950%	6/1/34	180	180
Johnson & Johnson	3.550%	3/1/36	115	100
Johnson & Johnson	3.625%	3/3/37	95	82
Johnson & Johnson	5.950%	8/15/37	235	255
Johnson & Johnson	3.400%	1/15/38	205	171
Johnson & Johnson	2.100%	9/1/40	150	99
Johnson & Johnson	3.700%	3/1/46	230	183
Johnson & Johnson	3.750%	3/3/47	215	172
Johnson & Johnson	3.500%	1/15/48	115	88
Johnson & Johnson	2.250%	9/1/50	145	85
Johnson & Johnson	2.450%	9/1/60	295	164
Laboratory Corp. of America Holdings	4.700%	2/1/45	125	110
Medtronic Global Holdings SCA	4.250%	3/30/28	170	166
Medtronic Global Holdings SCA	4.500%	3/30/33	175	167
Medtronic Inc.	4.375%	3/15/35	310	290
Medtronic Inc.	4.625%	3/15/45	250	226
Merck & Co. Inc.	0.750%	2/24/26	185	172
Merck & Co. Inc.	1.700%	6/10/27	340	309
Merck & Co. Inc.	1.900%	12/10/28	230	203
Merck & Co. Inc.	3.400%	3/7/29	200	188
Merck & Co. Inc.	4.300%	5/17/30	75	73
Merck & Co. Inc.	1.450%	6/24/30	179	146
Merck & Co. Inc.	2.150%	12/10/31	290	239
Merck & Co. Inc.	4.500%	5/17/33	235	226
Merck & Co. Inc.	3.900%	3/7/39	160	137
Merck & Co. Inc.	2.350%	6/24/40	170	115
Merck & Co. Inc.	4.150%	5/18/43	265	225
Merck & Co. Inc.	4.900%	5/17/44	125	117
Merck & Co. Inc.	3.700%	2/10/45	285	223
Merck & Co. Inc.	4.000%	3/7/49	190	152
Merck & Co. Inc.	2.450%	6/24/50	235	139
Merck & Co. Inc.	2.750%	12/10/51	355	221
Merck & Co. Inc.	5.000%	5/17/53	210	196
Merck & Co. Inc.	2.900%	12/10/61	235	140
Merck & Co. Inc.	5.150%	5/17/63	160	151
Mylan Inc.	4.550%	4/15/28	190	182
Mylan Inc.	5.200%	4/15/48	195	157
Novartis Capital Corp.	3.000%	11/20/25	280	272
Novartis Capital Corp.	2.000%	2/14/27	225	209
Novartis Capital Corp.	3.100%	5/17/27	220	210
Novartis Capital Corp.	2.200%	8/14/30	430	370
Novartis Capital Corp.	4.400%	5/6/44	245	218
Novartis Capital Corp.	4.000%	11/20/45	115	96
Novartis Capital Corp.	2.750%	8/14/50	185	119
Pfizer Inc.	2.750%	6/3/26	165	158
Pfizer Inc.	3.000%	12/15/26	235	224
Pfizer Inc.	3.600%	9/15/28	100	95
Pfizer Inc.	3.450%	3/15/29	290	273
Pfizer Inc.	2.625%	4/1/30	233	205
Pfizer Inc.	1.700%	5/28/30	102	85
Pfizer Inc.	1.750%	8/18/31	110	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.000%	12/15/36	220	195
	Pfizer Inc.	3.900%	3/15/39	135	114
	Pfizer Inc.	7.200%	3/15/39	500	588
	Pfizer Inc.	2.550%	5/28/40	230	160
	Pfizer Inc.	4.300%	6/15/43	170	146
	Pfizer Inc.	4.400%	5/15/44	160	142
	Pfizer Inc.	4.125%	12/15/46	165	136
	Pfizer Inc.	4.200%	9/15/48	265	219
	Pfizer Inc.	4.000%	3/15/49	270	217
	Pfizer Inc.	2.700%	5/28/50	245	156
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	550	543
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	500	489
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	395	386
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	625	605
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	370	351
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	800	765
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	540	507
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	145	85
	Quest Diagnostics Inc.	2.950%	6/30/30	110	97
	Quest Diagnostics Inc.	6.400%	11/30/33	95	101
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	122
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	125	76
	Revvity Inc.	3.300%	9/15/29	205	186
	Royalty Pharma plc	1.200%	9/2/25	190	180
	Royalty Pharma plc	1.750%	9/2/27	145	129
	Royalty Pharma plc	2.200%	9/2/30	85	70
	Royalty Pharma plc	3.300%	9/2/40	195	141
	Royalty Pharma plc	3.550%	9/2/50	170	114
	Sanofi SA	3.625%	6/19/28	190	182
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	370	353
	Smith & Nephew plc	2.032%	10/14/30	170	139
[2]	Solventum Corp.	5.450%	3/13/31	405	399
[2]	Solventum Corp.	5.600%	3/23/34	400	393
	Stryker Corp.	3.375%	11/1/25	395	384
	Stryker Corp.	3.500%	3/15/26	163	158
	Stryker Corp.	1.950%	6/15/30	155	130
	Stryker Corp.	4.625%	3/15/46	145	128
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	280	277
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	310	261
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	150
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	270	182
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	45
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	100	100
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	138
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	240	195
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	65	64
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	265	188
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	105	86
	UnitedHealth Group Inc.	3.750%	7/15/25	410	403
	UnitedHealth Group Inc.	5.150%	10/15/25	247	247
	UnitedHealth Group Inc.	3.100%	3/15/26	225	217
	UnitedHealth Group Inc.	1.150%	5/15/26	205	190
	UnitedHealth Group Inc.	3.450%	1/15/27	120	115
	UnitedHealth Group Inc.	2.950%	10/15/27	145	136
	UnitedHealth Group Inc.	5.250%	2/15/28	115	116
	UnitedHealth Group Inc.	3.850%	6/15/28	190	182
	UnitedHealth Group Inc.	3.875%	12/15/28	105	100
	UnitedHealth Group Inc.	4.250%	1/15/29	225	218
	UnitedHealth Group Inc.	4.000%	5/15/29	65	62
	UnitedHealth Group Inc.	2.875%	8/15/29	100	90
	UnitedHealth Group Inc.	5.300%	2/15/30	120	121
	UnitedHealth Group Inc.	2.000%	5/15/30	215	181
	UnitedHealth Group Inc.	4.900%	4/15/31	140	138
	UnitedHealth Group Inc.	2.300%	5/15/31	205	171
	UnitedHealth Group Inc.	4.200%	5/15/32	140	131
	UnitedHealth Group Inc.	5.350%	2/15/33	225	227
	UnitedHealth Group Inc.	4.500%	4/15/33	375	356
	UnitedHealth Group Inc.	5.000%	4/15/34	180	177
	UnitedHealth Group Inc.	4.625%	7/15/35	160	152
	UnitedHealth Group Inc.	5.800%	3/15/36	57	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.875%	2/15/38	235	268
	UnitedHealth Group Inc.	3.500%	8/15/39	150	121
	UnitedHealth Group Inc.	3.050%	5/15/41	115	85
	UnitedHealth Group Inc.	4.250%	3/15/43	75	65
	UnitedHealth Group Inc.	4.750%	7/15/45	320	291
	UnitedHealth Group Inc.	4.200%	1/15/47	190	157
	UnitedHealth Group Inc.	3.750%	10/15/47	230	176
	UnitedHealth Group Inc.	4.250%	6/15/48	250	206
	UnitedHealth Group Inc.	4.450%	12/15/48	190	162
	UnitedHealth Group Inc.	3.700%	8/15/49	80	60
	UnitedHealth Group Inc.	2.900%	5/15/50	100	65
	UnitedHealth Group Inc.	3.250%	5/15/51	290	198
	UnitedHealth Group Inc.	4.750%	5/15/52	285	252
	UnitedHealth Group Inc.	5.875%	2/15/53	269	279
	UnitedHealth Group Inc.	5.050%	4/15/53	300	277
	UnitedHealth Group Inc.	5.375%	4/15/54	350	339
	UnitedHealth Group Inc.	3.875%	8/15/59	255	189
	UnitedHealth Group Inc.	3.125%	5/15/60	150	94
	UnitedHealth Group Inc.	4.950%	5/15/62	240	213
	UnitedHealth Group Inc.	6.050%	2/15/63	305	321
	UnitedHealth Group Inc.	5.200%	4/15/63	255	236
	UnitedHealth Group Inc.	5.500%	4/15/64	115	111
	Utah Acquisition Sub Inc.	3.950%	6/15/26	170	164
	Utah Acquisition Sub Inc.	5.250%	6/15/46	185	152
	Viatris Inc.	1.650%	6/22/25	175	168
	Viatris Inc.	2.700%	6/22/30	180	151
	Viatris Inc.	3.850%	6/22/40	205	150
	Viatris Inc.	4.000%	6/22/50	210	142
	Wyeth LLC	6.500%	2/1/34	210	229
	Wyeth LLC	5.950%	4/1/37	305	320
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	105	87
	Zoetis Inc.	4.500%	11/13/25	200	197
	Zoetis Inc.	3.000%	9/12/27	120	112
	Zoetis Inc.	2.000%	5/15/30	130	109
	Zoetis Inc.	5.600%	11/16/32	40	41
	Zoetis Inc.	4.700%	2/1/43	200	179
					86,557
Industrials (2.0%)
	Amphenol Corp.	2.800%	2/15/30	185	164
	Amphenol Corp.	2.200%	9/15/31	130	106
	Carrier Global Corp.	5.800%	11/30/25	180	181
	Carrier Global Corp.	2.493%	2/15/27	195	182
	Carrier Global Corp.	2.722%	2/15/30	240	211
	Carrier Global Corp.	2.700%	2/15/31	35	30
	Carrier Global Corp.	5.900%	3/15/34	130	135
	Carrier Global Corp.	3.377%	4/5/40	230	178
	Carrier Global Corp.	3.577%	4/5/50	370	269
	Carrier Global Corp.	6.200%	3/15/54	155	166
	Deere & Co.	3.900%	6/9/42	200	167
	Deere & Co.	3.750%	4/15/50	105	83
	FedEx Corp.	3.250%	4/1/26	170	164
	FedEx Corp.	3.100%	8/5/29	155	141
	FedEx Corp.	4.250%	5/15/30	235	225
	FedEx Corp.	2.400%	5/15/31	85	71
	FedEx Corp.	3.250%	5/15/41	125	91
	FedEx Corp.	5.100%	1/15/44	95	86
	FedEx Corp.	4.750%	11/15/45	175	150
	FedEx Corp.	4.550%	4/1/46	225	186
	FedEx Corp.	4.400%	1/15/47	125	101
	FedEx Corp.	4.050%	2/15/48	130	99
	FedEx Corp.	4.950%	10/17/48	150	131
	FedEx Corp.	5.250%	5/15/50	175	161
	Illinois Tool Works Inc.	2.650%	11/15/26	135	128
	Illinois Tool Works Inc.	3.900%	9/1/42	175	145
	Ingersoll Rand Inc.	5.176%	6/15/29	110	110
	Ingersoll Rand Inc.	5.700%	8/14/33	135	138
	Ingersoll Rand Inc.	5.450%	6/15/34	110	110
[1]	John Deere Capital Corp.	3.400%	6/6/25	255	251
[1]	John Deere Capital Corp.	4.050%	9/8/25	115	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.800%	1/9/26	220	219
[1]	John Deere Capital Corp.	0.700%	1/15/26	230	214
[1]	John Deere Capital Corp.	4.150%	9/15/27	160	156
[1]	John Deere Capital Corp.	4.750%	1/20/28	160	159
[1]	John Deere Capital Corp.	4.950%	7/14/28	335	335
	John Deere Capital Corp.	4.500%	1/16/29	125	123
[1]	John Deere Capital Corp.	4.700%	6/10/30	183	180
[1]	John Deere Capital Corp.	4.900%	3/7/31	150	149
[1]	John Deere Capital Corp.	5.150%	9/8/33	160	160
	LKQ Corp.	5.750%	6/15/28	115	116
	Otis Worldwide Corp.	2.565%	2/15/30	285	248
	Otis Worldwide Corp.	3.362%	2/15/50	110	77
	Republic Services Inc.	3.950%	5/15/28	95	91
	Republic Services Inc.	1.750%	2/15/32	100	78
	Republic Services Inc.	5.000%	4/1/34	165	161
	Southwest Airlines Co.	5.125%	6/15/27	365	363
	Trane Technologies Financing Ltd.	3.800%	3/21/29	115	109
	Trimble Inc.	6.100%	3/15/33	130	134
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	215	215
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	205	206
	United Parcel Service Inc.	3.050%	11/15/27	155	146
	United Parcel Service Inc.	3.400%	3/15/29	117	110
	United Parcel Service Inc.	4.450%	4/1/30	182	177
	United Parcel Service Inc.	4.875%	3/3/33	140	137
	United Parcel Service Inc.	5.150%	5/22/34	135	134
	United Parcel Service Inc.	6.200%	1/15/38	250	271
	United Parcel Service Inc.	3.750%	11/15/47	50	38
	United Parcel Service Inc.	4.250%	3/15/49	91	75
	United Parcel Service Inc.	5.300%	4/1/50	235	227
	United Parcel Service Inc.	5.050%	3/3/53	230	215
	United Parcel Service Inc.	5.500%	5/22/54	165	163
	Waste Connections Inc.	4.200%	1/15/33	110	102
	Waste Connections Inc.	5.000%	3/1/34	90	88
	Waste Connections Inc.	2.950%	1/15/52	135	86
	Waste Management Inc.	3.150%	11/15/27	345	325
	Waste Management Inc.	4.875%	2/15/29	110	110
	Waste Management Inc.	1.500%	3/15/31	215	172
	Waste Management Inc.	4.150%	4/15/32	150	141
	Waste Management Inc.	4.875%	2/15/34	210	205
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	155	148
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	180	176
	WW Grainger Inc.	4.600%	6/15/45	165	148
					11,360
Materials (1.4%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	100	99
	Air Products and Chemicals Inc.	2.050%	5/15/30	210	179
	Air Products and Chemicals Inc.	4.850%	2/8/34	50	49
	Air Products and Chemicals Inc.	2.700%	5/15/40	80	57
	Air Products and Chemicals Inc.	2.800%	5/15/50	130	83
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	95	85
	ArcelorMittal SA	6.800%	11/29/32	210	224
	Berry Global Inc.	1.570%	1/15/26	305	286
[2]	Berry Global Inc.	5.800%	6/15/31	120	119
[2]	Berry Global Inc.	5.650%	1/15/34	110	107
	Carlisle Cos. Inc.	2.750%	3/1/30	115	100
	Celanese US Holdings LLC	6.165%	7/15/27	325	329
	Celanese US Holdings LLC	6.350%	11/15/28	170	174
	Celanese US Holdings LLC	6.330%	7/15/29	125	128
	Celanese US Holdings LLC	6.550%	11/15/30	170	178
	Celanese US Holdings LLC	6.379%	7/15/32	130	134
	Celanese US Holdings LLC	6.700%	11/15/33	220	231
	CF Industries Inc.	5.150%	3/15/34	155	148
	CF Industries Inc.	4.950%	6/1/43	120	106
	CF Industries Inc.	5.375%	3/15/44	120	111
	CRH America Finance Inc.	5.400%	5/21/34	200	198
	DuPont de Nemours Inc.	4.493%	11/15/25	360	355
	DuPont de Nemours Inc.	4.725%	11/15/28	280	278
	DuPont de Nemours Inc.	5.319%	11/15/38	230	232
	DuPont de Nemours Inc.	5.419%	11/15/48	285	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eagle Materials Inc.	2.500%	7/1/31	160	133
	Huntsman International LLC	4.500%	5/1/29	90	85
	International Flavors & Fragrances Inc.	5.000%	9/26/48	135	115
	Martin Marietta Materials Inc.	2.400%	7/15/31	60	49
	Martin Marietta Materials Inc.	3.200%	7/15/51	120	81
[2]	Newmont Corp.	5.300%	3/15/26	45	45
	Newmont Corp.	2.250%	10/1/30	190	160
	Newmont Corp.	2.600%	7/15/32	135	112
[2]	Newmont Corp.	5.350%	3/15/34	185	184
	Newmont Corp.	6.250%	10/1/39	105	111
	Newmont Corp.	4.875%	3/15/42	180	165
	Nutrien Ltd.	4.900%	3/27/28	20	20
	Nutrien Ltd.	4.200%	4/1/29	140	134
	Nutrien Ltd.	5.000%	4/1/49	109	96
	Nutrien Ltd.	5.800%	3/27/53	165	164
	Sherwin-Williams Co.	3.450%	6/1/27	225	214
	Sherwin-Williams Co.	2.950%	8/15/29	204	183
	Sherwin-Williams Co.	4.500%	6/1/47	220	187
[2]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	155	153
[2]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	150	147
[2]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	125	123
	Suzano Austria GmbH	6.000%	1/15/29	275	272
	Suzano Austria GmbH	5.000%	1/15/30	140	132
	Suzano Austria GmbH	3.750%	1/15/31	170	147
[1]	Suzano Austria GmbH	3.125%	1/15/32	95	77
	Vulcan Materials Co.	3.500%	6/1/30	120	109
	WRKCo Inc.	4.900%	3/15/29	115	114
					7,789
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	185	162
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	135	105
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	183	137
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	125	101
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	170	103
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	115	77
	American Tower Corp.	4.000%	6/1/25	130	128
	American Tower Corp.	3.375%	10/15/26	205	196
	American Tower Corp.	2.750%	1/15/27	120	112
	American Tower Corp.	3.550%	7/15/27	260	246
	American Tower Corp.	5.800%	11/15/28	45	46
	American Tower Corp.	3.800%	8/15/29	240	222
	American Tower Corp.	2.900%	1/15/30	165	145
	American Tower Corp.	2.100%	6/15/30	120	100
	American Tower Corp.	1.875%	10/15/30	130	105
	American Tower Corp.	5.650%	3/15/33	80	80
	American Tower Corp.	5.550%	7/15/33	50	50
	American Tower Corp.	5.900%	11/15/33	125	128
	American Tower Corp.	3.100%	6/15/50	165	106
	American Tower Corp.	2.950%	1/15/51	295	183
	Boston Properties LP	3.650%	2/1/26	220	212
	Boston Properties LP	2.750%	10/1/26	150	140
	Boston Properties LP	6.750%	12/1/27	85	87
	Boston Properties LP	4.500%	12/1/28	220	207
	Boston Properties LP	3.400%	6/21/29	183	162
	Boston Properties LP	3.250%	1/30/31	160	135
	Boston Properties LP	2.550%	4/1/32	130	101
	Boston Properties LP	2.450%	10/1/33	100	74
	Boston Properties LP	6.500%	1/15/34	50	51
	Brixmor Operating Partnership LP	4.125%	5/15/29	75	70
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	161
	Camden Property Trust	2.800%	5/15/30	130	114
	CBRE Services Inc.	5.950%	8/15/34	120	121
	Crown Castle Inc.	4.450%	2/15/26	70	69
	Crown Castle Inc.	3.700%	6/15/26	125	121
	Crown Castle Inc.	1.050%	7/15/26	220	201
	Crown Castle Inc.	2.900%	3/15/27	120	112
	Crown Castle Inc.	3.650%	9/1/27	100	95
	Crown Castle Inc.	5.000%	1/11/28	70	69
	Crown Castle Inc.	3.800%	2/15/28	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	5.600%	6/1/29	100	101
	Crown Castle Inc.	3.300%	7/1/30	175	155
	Crown Castle Inc.	2.250%	1/15/31	150	123
	Crown Castle Inc.	2.100%	4/1/31	175	141
	Crown Castle Inc.	2.500%	7/15/31	95	78
	Crown Castle Inc.	5.100%	5/1/33	135	130
	Crown Castle Inc.	5.800%	3/1/34	110	111
	Crown Castle Inc.	2.900%	4/1/41	160	111
	Crown Castle Inc.	3.250%	1/15/51	162	107
	Digital Realty Trust LP	3.700%	8/15/27	185	176
	Digital Realty Trust LP	5.550%	1/15/28	100	100
	Digital Realty Trust LP	3.600%	7/1/29	130	120
	Equinix Inc.	3.200%	11/18/29	165	148
	Equinix Inc.	2.150%	7/15/30	164	136
	Equinix Inc.	2.500%	5/15/31	150	124
	Equinix Inc.	3.900%	4/15/32	165	149
	ERP Operating LP	4.500%	7/1/44	95	80
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	90
	Healthpeak OP LLC	3.000%	1/15/30	105	93
	Healthpeak OP LLC	5.250%	12/15/32	110	108
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	60	53
	Prologis LP	4.875%	6/15/28	80	79
	Prologis LP	2.250%	4/15/30	155	132
	Prologis LP	1.250%	10/15/30	80	63
	Prologis LP	4.750%	6/15/33	110	105
	Prologis LP	5.125%	1/15/34	105	103
	Prologis LP	5.000%	3/15/34	205	200
	Prologis LP	5.250%	6/15/53	135	127
	Public Storage Operating Co.	5.350%	8/1/53	135	130
	Realty Income Corp.	3.250%	1/15/31	195	172
	Realty Income Corp.	5.625%	10/13/32	150	151
	Realty Income Corp.	5.125%	2/15/34	50	48
	Sabra Health Care LP	3.200%	12/1/31	180	148
	Simon Property Group LP	3.500%	9/1/25	200	195
	Simon Property Group LP	3.300%	1/15/26	132	128
	Simon Property Group LP	3.250%	11/30/26	50	48
	Simon Property Group LP	3.375%	6/15/27	70	67
	Simon Property Group LP	3.375%	12/1/27	145	137
	Simon Property Group LP	1.750%	2/1/28	115	102
	Simon Property Group LP	2.450%	9/13/29	250	218
	Simon Property Group LP	2.650%	7/15/30	120	104
	Simon Property Group LP	3.250%	9/13/49	163	109
	Simon Property Group LP	3.800%	7/15/50	135	99
	Sun Communities Operating LP	2.700%	7/15/31	165	135
	Ventas Realty LP	4.400%	1/15/29	135	129
	Welltower OP LLC	4.250%	4/15/28	170	164
	Welltower OP LLC	3.100%	1/15/30	135	120
	Welltower OP LLC	2.800%	6/1/31	20	17
					10,592
Technology (11.4%)
	Adobe Inc.	2.150%	2/1/27	150	140
	Adobe Inc.	4.800%	4/4/29	110	110
	Adobe Inc.	2.300%	2/1/30	200	174
	Adobe Inc.	4.950%	4/4/34	235	232
	Apple Inc.	0.550%	8/20/25	325	308
	Apple Inc.	0.700%	2/8/26	345	321
	Apple Inc.	3.250%	2/23/26	530	515
	Apple Inc.	4.421%	5/8/26	85	84
	Apple Inc.	2.450%	8/4/26	270	256
	Apple Inc.	2.050%	9/11/26	307	288
	Apple Inc.	3.350%	2/9/27	360	347
	Apple Inc.	3.200%	5/11/27	430	411
	Apple Inc.	3.000%	6/20/27	220	209
	Apple Inc.	2.900%	9/12/27	310	292
	Apple Inc.	3.000%	11/13/27	190	180
	Apple Inc.	1.200%	2/8/28	300	264
	Apple Inc.	4.000%	5/10/28	185	181
	Apple Inc.	1.400%	8/5/28	345	302
	Apple Inc.	3.250%	8/8/29	170	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.200%	9/11/29	250	220
	Apple Inc.	1.650%	5/11/30	320	268
	Apple Inc.	1.250%	8/20/30	150	122
	Apple Inc.	1.650%	2/8/31	345	284
	Apple Inc.	1.700%	8/5/31	100	81
	Apple Inc.	3.350%	8/8/32	410	369
	Apple Inc.	4.300%	5/10/33	50	49
	Apple Inc.	4.500%	2/23/36	273	265
	Apple Inc.	2.375%	2/8/41	335	230
	Apple Inc.	3.850%	5/4/43	445	373
	Apple Inc.	4.450%	5/6/44	145	133
	Apple Inc.	3.450%	2/9/45	340	264
	Apple Inc.	4.375%	5/13/45	365	324
	Apple Inc.	4.650%	2/23/46	480	443
	Apple Inc.	3.850%	8/4/46	285	232
	Apple Inc.	4.250%	2/9/47	185	162
	Apple Inc.	3.750%	9/12/47	290	230
	Apple Inc.	3.750%	11/13/47	225	179
	Apple Inc.	2.950%	9/11/49	265	179
	Apple Inc.	2.650%	5/11/50	360	228
	Apple Inc.	2.400%	8/20/50	245	148
	Apple Inc.	2.650%	2/8/51	395	248
	Apple Inc.	2.700%	8/5/51	260	164
	Apple Inc.	3.950%	8/8/52	250	201
	Apple Inc.	2.550%	8/20/60	215	129
	Apple Inc.	2.800%	2/8/61	410	249
	Apple Inc.	2.850%	8/5/61	295	180
	Apple Inc.	4.100%	8/8/62	70	56
	Applied Materials Inc.	3.300%	4/1/27	231	222
	Applied Materials Inc.	1.750%	6/1/30	80	67
	Applied Materials Inc.	4.350%	4/1/47	215	188
	Applied Materials Inc.	2.750%	6/1/50	20	13
	Autodesk Inc.	2.400%	12/15/31	175	143
	Automatic Data Processing Inc.	3.375%	9/15/25	205	201
	Automatic Data Processing Inc.	1.700%	5/15/28	90	80
	Automatic Data Processing Inc.	1.250%	9/1/30	175	140
	Broadcom Corp.	3.875%	1/15/27	345	333
	Broadcom Corp.	3.500%	1/15/28	220	207
	Broadcom Inc.	3.150%	11/15/25	75	73
	Broadcom Inc.	3.459%	9/15/26	115	110
[2]	Broadcom Inc.	1.950%	2/15/28	110	98
	Broadcom Inc.	4.110%	9/15/28	305	292
[2]	Broadcom Inc.	4.000%	4/15/29	190	180
	Broadcom Inc.	4.750%	4/15/29	185	182
	Broadcom Inc.	4.150%	11/15/30	250	234
[2]	Broadcom Inc.	2.450%	2/15/31	430	359
[2]	Broadcom Inc.	4.150%	4/15/32	250	229
	Broadcom Inc.	4.300%	11/15/32	290	268
[2]	Broadcom Inc.	2.600%	2/15/33	360	288
[2]	Broadcom Inc.	3.419%	4/15/33	338	289
[2]	Broadcom Inc.	3.469%	4/15/34	505	426
[2]	Broadcom Inc.	3.137%	11/15/35	410	326
[2]	Broadcom Inc.	3.187%	11/15/36	390	306
[2]	Broadcom Inc.	4.926%	5/15/37	417	388
[2]	Broadcom Inc.	3.500%	2/15/41	390	297
[2]	Broadcom Inc.	3.750%	2/15/51	255	188
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	105	93
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	140	117
	CDW LLC	2.670%	12/1/26	245	229
	CDW LLC	3.569%	12/1/31	185	160
	Cintas Corp. No. 2	3.700%	4/1/27	185	179
	Cintas Corp. No. 2	4.000%	5/1/32	105	98
	Cisco Systems Inc.	4.900%	2/26/26	170	170
	Cisco Systems Inc.	2.950%	2/28/26	155	149
	Cisco Systems Inc.	2.500%	9/20/26	225	213
	Cisco Systems Inc.	4.800%	2/26/27	275	274
	Cisco Systems Inc.	4.850%	2/26/29	445	444
	Cisco Systems Inc.	4.950%	2/26/31	400	398
	Cisco Systems Inc.	5.050%	2/26/34	465	462
	Cisco Systems Inc.	5.900%	2/15/39	250	265

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cisco Systems Inc.	5.500%	1/15/40	240	244
Cisco Systems Inc.	5.300%	2/26/54	315	309
Cisco Systems Inc.	5.350%	2/26/64	150	146
Concentrix Corp.	6.600%	8/2/28	200	202
Corning Inc.	4.375%	11/15/57	175	136
Corning Inc.	5.450%	11/15/79	170	156
Dell International LLC	5.850%	7/15/25	165	166
Dell International LLC	6.020%	6/15/26	339	342
Dell International LLC	4.900%	10/1/26	207	205
Dell International LLC	5.250%	2/1/28	100	100
Dell International LLC	5.300%	10/1/29	260	260
Dell International LLC	5.750%	2/1/33	150	153
Dell International LLC	5.400%	4/15/34	175	172
Dell International LLC	8.100%	7/15/36	75	90
Dell International LLC	3.375%	12/15/41	205	150
Equifax Inc.	5.100%	12/15/27	190	188
Equifax Inc.	2.350%	9/15/31	140	114
Fidelity National Information Services Inc.	1.150%	3/1/26	140	130
Fidelity National Information Services Inc.	1.650%	3/1/28	315	276
Fidelity National Information Services Inc.	2.250%	3/1/31	135	113
Fidelity National Information Services Inc.	5.100%	7/15/32	80	79
Fidelity National Information Services Inc.	3.100%	3/1/41	110	79
Fiserv Inc.	3.850%	6/1/25	90	88
Fiserv Inc.	3.200%	7/1/26	240	230
Fiserv Inc.	2.250%	6/1/27	235	215
Fiserv Inc.	5.450%	3/2/28	160	161
Fiserv Inc.	4.200%	10/1/28	270	258
Fiserv Inc.	3.500%	7/1/29	485	447
Fiserv Inc.	2.650%	6/1/30	195	168
Fiserv Inc.	5.600%	3/2/33	80	80
Fiserv Inc.	5.625%	8/21/33	205	206
Fiserv Inc.	5.450%	3/15/34	120	119
Fiserv Inc.	4.400%	7/1/49	287	234
Hewlett Packard Enterprise Co.	4.900%	10/15/25	325	323
Hewlett Packard Enterprise Co.	1.750%	4/1/26	115	108
Hewlett Packard Enterprise Co.	6.350%	10/15/45	189	200
HP Inc.	2.200%	6/17/25	185	179
HP Inc.	3.000%	6/17/27	140	131
HP Inc.	4.750%	1/15/28	110	108
HP Inc.	4.000%	4/15/29	125	119
HP Inc.	2.650%	6/17/31	190	160
HP Inc.	5.500%	1/15/33	185	185
HP Inc.	6.000%	9/15/41	198	202
IBM International Capital Pte. Ltd.	4.900%	2/5/34	200	193
IBM International Capital Pte. Ltd.	5.300%	2/5/54	200	187
Intel Corp.	3.700%	7/29/25	275	270
Intel Corp.	4.875%	2/10/26	280	278
Intel Corp.	2.600%	5/19/26	95	90
Intel Corp.	3.750%	3/25/27	75	72
Intel Corp.	3.150%	5/11/27	225	213
Intel Corp.	3.750%	8/5/27	180	173
Intel Corp.	4.875%	2/10/28	310	308
Intel Corp.	1.600%	8/12/28	105	91
Intel Corp.	4.000%	8/5/29	120	114
Intel Corp.	2.450%	11/15/29	310	271
Intel Corp.	5.125%	2/10/30	180	180
Intel Corp.	3.900%	3/25/30	175	163
Intel Corp.	2.000%	8/12/31	260	210
Intel Corp.	4.150%	8/5/32	185	172
Intel Corp.	4.000%	12/15/32	130	119
Intel Corp.	5.200%	2/10/33	305	302
Intel Corp.	5.150%	2/21/34	205	201
Intel Corp.	4.600%	3/25/40	135	122
Intel Corp.	2.800%	8/12/41	165	114
Intel Corp.	4.800%	10/1/41	155	141
Intel Corp.	5.625%	2/10/43	255	253
Intel Corp.	4.900%	7/29/45	240	220
Intel Corp.	4.100%	5/19/46	180	145
Intel Corp.	4.100%	5/11/47	155	124
Intel Corp.	3.734%	12/8/47	315	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.250%	11/15/49	420	279
	Intel Corp.	4.750%	3/25/50	275	236
	Intel Corp.	3.050%	8/12/51	175	110
	Intel Corp.	4.900%	8/5/52	160	141
	Intel Corp.	5.700%	2/10/53	305	298
	Intel Corp.	5.600%	2/21/54	135	130
	Intel Corp.	3.100%	2/15/60	130	78
	Intel Corp.	4.950%	3/25/60	85	74
	Intel Corp.	3.200%	8/12/61	100	61
	Intel Corp.	5.050%	8/5/62	135	119
	Intel Corp.	5.900%	2/10/63	190	189
	International Business Machines Corp.	4.000%	7/27/25	155	153
	International Business Machines Corp.	4.500%	2/6/26	130	129
	International Business Machines Corp.	3.450%	2/19/26	178	173
	International Business Machines Corp.	3.300%	5/15/26	375	362
	International Business Machines Corp.	1.700%	5/15/27	160	145
	International Business Machines Corp.	4.150%	7/27/27	150	146
	International Business Machines Corp.	4.500%	2/6/28	225	221
	International Business Machines Corp.	3.500%	5/15/29	415	386
	International Business Machines Corp.	1.950%	5/15/30	200	167
	International Business Machines Corp.	4.400%	7/27/32	80	76
	International Business Machines Corp.	4.750%	2/6/33	165	160
	International Business Machines Corp.	4.150%	5/15/39	340	291
	International Business Machines Corp.	4.000%	6/20/42	145	118
	International Business Machines Corp.	4.250%	5/15/49	475	384
	International Business Machines Corp.	2.950%	5/15/50	225	143
	International Business Machines Corp.	4.900%	7/27/52	125	111
	Intuit Inc.	5.250%	9/15/26	200	201
	Intuit Inc.	5.200%	9/15/33	165	165
	Intuit Inc.	5.500%	9/15/53	210	209
	KLA Corp.	4.100%	3/15/29	125	121
	KLA Corp.	4.650%	7/15/32	100	97
	KLA Corp.	3.300%	3/1/50	220	154
	KLA Corp.	4.950%	7/15/52	210	195
	KLA Corp.	5.250%	7/15/62	135	129
	Lam Research Corp.	3.750%	3/15/26	145	141
	Lam Research Corp.	4.000%	3/15/29	170	163
	Lam Research Corp.	1.900%	6/15/30	110	92
	Lam Research Corp.	4.875%	3/15/49	140	128
	Lam Research Corp.	2.875%	6/15/50	125	82
	Leidos Inc.	4.375%	5/15/30	110	103
	Leidos Inc.	2.300%	2/15/31	150	123
	Leidos Inc.	5.750%	3/15/33	110	111
	Marvell Technology Inc.	2.950%	4/15/31	145	124
	Microchip Technology Inc.	4.250%	9/1/25	155	152
	Micron Technology Inc.	6.750%	11/1/29	315	334
	Micron Technology Inc.	4.663%	2/15/30	125	121
	Micron Technology Inc.	2.703%	4/15/32	220	181
	Micron Technology Inc.	5.875%	2/9/33	95	97
	Micron Technology Inc.	5.875%	9/15/33	140	143
	Microsoft Corp.	3.125%	11/3/25	85	83
	Microsoft Corp.	2.400%	8/8/26	625	592
[2]	Microsoft Corp.	3.400%	9/15/26	135	130
	Microsoft Corp.	3.300%	2/6/27	495	476
	Microsoft Corp.	3.500%	2/12/35	325	292
	Microsoft Corp.	3.450%	8/8/36	360	312
	Microsoft Corp.	4.100%	2/6/37	120	111
	Microsoft Corp.	4.450%	11/3/45	205	190
	Microsoft Corp.	3.700%	8/8/46	251	205
	Microsoft Corp.	4.250%	2/6/47	170	153
[4]	Microsoft Corp.	2.525%	6/1/50	885	555
[2]	Microsoft Corp.	2.500%	9/15/50	345	214
	Microsoft Corp.	2.921%	3/17/52	799	538
	Microsoft Corp.	4.500%	2/6/57	135	123
	Microsoft Corp.	2.675%	6/1/60	585	354
	Microsoft Corp.	3.041%	3/17/62	260	170
	Motorola Solutions Inc.	4.600%	5/23/29	165	160
	Motorola Solutions Inc.	2.300%	11/15/30	120	100
	Motorola Solutions Inc.	2.750%	5/24/31	145	122
	Motorola Solutions Inc.	5.400%	4/15/34	155	153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NetApp Inc.	1.875%	6/22/25	140	135
NVIDIA Corp.	3.200%	9/16/26	170	164
NVIDIA Corp.	1.550%	6/15/28	193	171
NVIDIA Corp.	2.850%	4/1/30	155	140
NVIDIA Corp.	2.000%	6/15/31	190	159
NVIDIA Corp.	3.500%	4/1/40	180	149
NVIDIA Corp.	3.500%	4/1/50	310	237
NXP BV	4.300%	6/18/29	265	253
NXP BV	3.400%	5/1/30	135	122
NXP BV	2.500%	5/11/31	170	142
NXP BV	2.650%	2/15/32	115	95
NXP BV	5.000%	1/15/33	175	170
NXP BV	3.250%	5/11/41	260	190
Oracle Corp.	5.800%	11/10/25	200	201
Oracle Corp.	1.650%	3/25/26	400	374
Oracle Corp.	2.650%	7/15/26	445	420
Oracle Corp.	2.800%	4/1/27	330	309
Oracle Corp.	3.250%	11/15/27	375	352
Oracle Corp.	2.300%	3/25/28	320	288
Oracle Corp.	4.500%	5/6/28	145	142
Oracle Corp.	6.150%	11/9/29	215	224
Oracle Corp.	2.950%	4/1/30	505	446
Oracle Corp.	4.650%	5/6/30	91	89
Oracle Corp.	2.875%	3/25/31	515	443
Oracle Corp.	6.250%	11/9/32	330	348
Oracle Corp.	4.900%	2/6/33	250	242
Oracle Corp.	4.300%	7/8/34	315	285
Oracle Corp.	3.900%	5/15/35	180	156
Oracle Corp.	3.850%	7/15/36	280	235
Oracle Corp.	3.800%	11/15/37	290	238
Oracle Corp.	6.500%	4/15/38	190	203
Oracle Corp.	6.125%	7/8/39	220	227
Oracle Corp.	3.600%	4/1/40	445	343
Oracle Corp.	5.375%	7/15/40	340	323
Oracle Corp.	3.650%	3/25/41	310	237
Oracle Corp.	4.500%	7/8/44	270	225
Oracle Corp.	4.125%	5/15/45	355	279
Oracle Corp.	4.000%	7/15/46	450	344
Oracle Corp.	4.000%	11/15/47	260	197
Oracle Corp.	3.600%	4/1/50	596	415
Oracle Corp.	3.950%	3/25/51	555	409
Oracle Corp.	6.900%	11/9/52	395	441
Oracle Corp.	5.550%	2/6/53	305	288
Oracle Corp.	4.375%	5/15/55	240	186
Oracle Corp.	3.850%	4/1/60	440	302
Oracle Corp.	4.100%	3/25/61	215	154
Qorvo Inc.	4.375%	10/15/29	105	98
QUALCOMM Inc.	3.250%	5/20/27	277	265
QUALCOMM Inc.	1.300%	5/20/28	60	52
QUALCOMM Inc.	2.150%	5/20/30	285	244
QUALCOMM Inc.	1.650%	5/20/32	265	207
QUALCOMM Inc.	4.650%	5/20/35	95	92
QUALCOMM Inc.	4.800%	5/20/45	204	189
QUALCOMM Inc.	4.300%	5/20/47	255	218
QUALCOMM Inc.	3.250%	5/20/50	200	142
QUALCOMM Inc.	4.500%	5/20/52	140	121
QUALCOMM Inc.	6.000%	5/20/53	130	140
Quanta Services Inc.	2.900%	10/1/30	115	100
RELX Capital Inc.	4.000%	3/18/29	185	177
RELX Capital Inc.	3.000%	5/22/30	165	147
Roper Technologies Inc.	4.200%	9/15/28	180	173
Roper Technologies Inc.	1.750%	2/15/31	160	128
S&P Global Inc.	2.450%	3/1/27	200	186
S&P Global Inc.	2.700%	3/1/29	195	176
S&P Global Inc.	4.250%	5/1/29	150	145
S&P Global Inc.	2.900%	3/1/32	165	142
S&P Global Inc.	3.700%	3/1/52	235	177
Salesforce Inc.	3.700%	4/11/28	230	221
Salesforce Inc.	1.500%	7/15/28	105	92
Salesforce Inc.	1.950%	7/15/31	200	164

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salesforce Inc.	2.700%	7/15/41	285	199
Salesforce Inc.	2.900%	7/15/51	300	192
Salesforce Inc.	3.050%	7/15/61	170	105
ServiceNow Inc.	1.400%	9/1/30	214	172
Texas Instruments Inc.	2.250%	9/4/29	175	154
Texas Instruments Inc.	1.750%	5/4/30	40	33
Texas Instruments Inc.	4.900%	3/14/33	125	124
Texas Instruments Inc.	3.875%	3/15/39	140	122
Texas Instruments Inc.	4.150%	5/15/48	260	215
Texas Instruments Inc.	5.150%	2/8/54	100	95
Texas Instruments Inc.	5.050%	5/18/63	205	191
TSMC Arizona Corp.	1.750%	10/25/26	200	184
TSMC Arizona Corp.	3.875%	4/22/27	90	87
TSMC Arizona Corp.	2.500%	10/25/31	225	190
TSMC Arizona Corp.	4.250%	4/22/32	140	134
TSMC Arizona Corp.	3.125%	10/25/41	210	163
TSMC Arizona Corp.	3.250%	10/25/51	170	125
TSMC Arizona Corp.	4.500%	4/22/52	155	144
Verisk Analytics Inc.	4.000%	6/15/25	126	124
VMware LLC	1.400%	8/15/26	220	201
VMware LLC	3.900%	8/21/27	255	244
VMware LLC	1.800%	8/15/28	55	48
VMware LLC	4.700%	5/15/30	155	149
VMware LLC	2.200%	8/15/31	145	116
Workday Inc.	3.500%	4/1/27	65	62
Workday Inc.	3.700%	4/1/29	180	168
Workday Inc.	3.800%	4/1/32	215	193
Xilinx Inc.	2.375%	6/1/30	120	103
				65,453
Utilities (0.1%)
American Water Capital Corp.	4.450%	6/1/32	210	200
American Water Capital Corp.	6.593%	10/15/37	102	112
American Water Capital Corp.	3.750%	9/1/47	115	87
Commonwealth Edison Co.	4.000%	3/1/48	80	62
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	170	174
Oncor Electric Delivery Co. LLC	4.950%	9/15/52	150	136
PPL Electric Utilities Corp.	5.250%	5/15/53	95	91
				862
Total Corporate Bonds (Cost $604,101)				567,260
Total Investments (98.6%) (Cost $604,181)				567,340
Other Assets and Liabilities—Net (1.4%)				7,842
Net Assets (100%)				575,182
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $6,127,000, representing 1.1% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
4	Securities with a value of $107,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	4	815	(1)
5-Year U.S. Treasury Note	September 2024	4	423	(1)
Ultra 10-Year U.S. Treasury Note	September 2024	2	224	—
Ultra Long U.S. Treasury Bond	September 2024	1	122	—
				(2)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(1)	(109)	—
Long U.S. Treasury Bond	September 2024	(5)	(580)	2
				2
				—

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	80	—	80
Corporate Bonds	—	567,260	—	567,260
Total	—	567,340	—	567,340

Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Liabilities
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.